UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3112

Smith Barney Municipal Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MUNICIPAL MONEY MARKET FUND, INC.

FORM N-Q

JUNE 30, 2005

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited)	June 30, 2005

Face Amount	Rating†	Security	Value
SHORT-TERM INVESTMENTS — 104.5%

Alabama — 0.6%
$1,920,000	NR	Auburn, AL, IDB, Donaldson Co. Project, 2.400% due 7/7/05 (a)(b)	$1,920,000
2,700,000	A-1+	Birmingham, AL, Series A, AMBAC-Insured, 2.240% due 7/6/05 (b)	2,700,000
3,000,000	A-1+	Birmingham, AL, Airport Authority, Series SGA 47, MBIA Insured, 2.320% due 7/6/05 (b)	3,000,000
6,000,000	A-1+	Decatur, AL, IDR, NEO Industries Project Series 1998, 2.500% due 7/7/05 (a)(b)	6,000,000
7,000,000	A-1+	Huntsville Carlton Cove, AL, Carlton Cove Inc. Project, Series D, 2.290% due 7/7/05 (b)	7,000,000
12,000,000	A-1	Huntsville-Redstone Village, Special Care, Series D, 2.310% due 7/7/05 (b)	12,000,000
10,000,000	A-1+	Stevenson, AL, IDB, Mead Corp. Project, Series A, 2.400% due 7/6/05 (a)(b)	10,000,000

		Total Alabama	42,620,000

Alaska — 0.2%
9,540,000	A-1+	Alaska State Housing Finance Corp., Certificates, Series 1999- BB, 2.430% due 7/7/05 (a)(b)	9,540,000

Arizona — 0.5%
1,800,000	A-1	Apache County, AZ, IDR, PCR, Tucson Electric Power Co., Series 83A, 2.230% due 7/6/05 (b)	1,800,000
1,450,000	A-1+	Arizona Health Facilities Authority, Hospital Systems Revenue, Northern Arizona Healthcare, Series B, MBIA-Insured, 2.280% due 7/7/05 (b)	1,450,000
		Phoenix, AZ, IDA:
6,200,000	VMIG1(c)	Desert Botanical Garden Project, 2.350% due 7/1/05 (b)	6,200,000
1,000,000	A-1+	Valley of the Sun YMCA Project, 2.300% due 7/1/05 (b)	1,000,000
9,000,000	A-1+	Pima County, AZ, IDA, Lease Purchase, 2.420% due 7/7/05 (b)	9,000,000
13,500,000	F-1+(e)	Tempe, AZ, IDR, Senior Living Revenue, Friendship Village Project Series C, 2.290% due 7/7/05 (b)	13,500,000

		Total Arizona	32,950,000

California — 0.5%
2,300,000	A-1+	Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area\Series C, AMBAC-Insured, 2.230% due 7/7/05 (b)	2,300,000
20,000,000	A-1+	California HFA, Home Mortgage\Series B, 2.375% due 7/1/05 (a)(b)	20,000,000
7,600,000	A-1	California State Department of Water Resource Power Supply Revenue, Series C-11, 2.190% due 7/7/05 (b)	7,600,000
4,700,000	A-1+	Metropolitan Water District of Southern California, Series A-1, 2.170% due 7/7/05 (b)	4,700,000

		Total California	34,600,000

Colorado — 1.5%
8,990,000	A-1	Adams County, CO, School District GO MSTC, Series 2002-9050, Class A, FSA-Insured, 2.330% due 7/6/05	8,990,000
12,400,000	AAA	Arapahoe County Capital Improvement Trust Fund Highway Revenue, Series E-470 Project, Call 8/31/05 @ 103, 6.950% due 8/31/20 (d)	12,872,544
4,000,000	A-1+	Arvada, CO, FSA-Insured, 2.900% due 8/1/05 (b)	4,000,000
7,938,000	A-1+	Colorado Educational and Cultural Facilities, Nature Conservancy, Project A, 2.230% due 7/7/05 (b)	7,938,000
3,700,000	A-1+	Colorado HFA, MFH, Series B-3, Class 1, FHLB-Insured, 2.350% due 7/6/05 (a)(b)	3,700,000
		Colorado Regional Transportation District TECP:
20,000,000	A-1+	2.380% due 8/1/05	20,000,000
10,000,000	A-1+	2.430% due 8/10/05	10,000,000
3,150,000	A-1+	Colorado Springs, The Colorado College, 2.300% due 7/7/05 (b)	3,150,000
12,800,000	VMIG1(c)	Colorado Student Loan Authority, Series 1990-A, MBIA-Insured, 2.400% due 7/6/05 (a)(b)	12,800,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Colorado (continued)
$11,820,000	A-1+	E-470 Public Highway Authority, Vehicle Registration Fee, MBIA-Insured, 2.280% due 7/6/05 (b)	$11,820,000
5,000,000	A-1+	Regional Transportation District, CO, COP, Series 2001-A, TECP, 2.380% due 7/15/05	5,000,000

		Total Colorado	100,270,544

Delaware — 0.3%
1,400,000	A-1+	Delaware State EDA, St. Andrews School Project, 2.300% due 7/7/05 (b)	1,400,000
7,000,000	NR	Sussex County DE Perdue Farms, Inc. Project, 2.390% due 7/7/05 (a)(b)	7,000,000
12,100,000	A-1+	University of Delaware, Series A, 2.320% due 7/6/05 (b)	12,100,000

		Total Delaware	20,500,000

District of Columbia — 2.0%
		District of Columbia Revenue:
13,000,000	VMIG1(c)	American College of Cardiology, 2.400% due 7/6/05 (b)	13,000,000
12,495,000	A-1+	Consortium Issue, 2.290% due 7/7/05 (b)	12,495,000
42,580,000	A-1+	GO Series C, FGIC-Insured, 2.280% due 7/6/05 (b)	42,580,000
13,570,000	VMIG1(c)	National Public Radio, Inc., 2.290% due 7/6/05 (b)	13,570,000
25,000,000	VMIG1(c)	Sidwell Friends School, 2.290% due 7/6/05 (b)	25,000,000
11,000,000	VMIG1(c)	St. Patrick’s Episcopal, 2.290% due 7/6/05 (b)	11,000,000
11,100,000	A-1+	The George Washington University, Series B, MBIA-Insured, 2.320% due 7/7/05 (b)	11,100,000
4,400,000	A-1+	Metropolitan Washington DC Airport Authority, Series C, FSA-Insured, 2.300% due 7/6/05 (a)(b)	4,400,000

		Total District of Columbia	133,145,000

Florida — 6.2%
810,000	VMIG1(c)	Alachua County Health Facilities Authority, Oak Hammock University Project, Series A, BNP Paribas, 2.300% due 7/5/05 (b)	810,000
		Broward County, FL, HFA, MFH:
3,000,000	A-1+	Margate Investments Project, 2.310% due 7/6/05 (b)	3,000,000
1,000,000	VMIG1(c)	Sawgrass Pines Apartments Project, Series A, 2.340% due 7/6/05 (a)(b)	1,000,000
5,405,000	VMIG1(c)	Clay County, FL, HFA, MFH, Nassau Club Apartments, 2.370% due 7/6/05 (a)(b)	5,405,000
4,500,000	A-1+	Duval County, FL, HFA,MFH, Glades Apartments, FNMA—Collateralized, 2.280% due 7/7/05 (b)	4,500,000
13,705,000	A-1+	Duval County, FL, MFH, Lighthouse Bay Apartments, 2.280% due 7/7/05 (b)	13,705,000
		Florida Local Government Finance Commission TECP:
11,929,000	A-1	2.400% due 8/1/05	11,929,000
16,562,000	A-1	2.130% due 8/2/05	16,562,000
10,000,000	A-1	2.130% due 8/5/05	10,000,000
12,846,500	A-1	2.420% due 8/8/05	12,846,500
29,919,000	A-1	2.680% due 9/7/05	29,919,636
22,975,000	A-1	2.700% due 9/8/05	22,975,000
4,510,000	A-1	2.500% due 9/9/05	4,510,000
6,885,000	A-1	Florida State Municipal Power Agency, TECP, 2.400% due 7/7/05	6,885,000
		Highlands County, FL, Health Facilities Authority:
		Adventist Health System, Series A:
13,750,000	A-1+	2.290% due 7/7/05 (b)	13,750,000
7,000,000	A-1+	2.320% due 7/7/05 (b)	7,000,000
26,000,000	A-1+	Adventist Health System, Series A, MBIA-Insured, 2.290% due 7/7/05 (b)	26,000,000
6,700,000	A-1+	Adventist Health System, Series Ar-2, FGIC-Insured, 2.290% due 7/7/05 (b)	6,700,000
3,200,000	A-1+	Hillsborough County, FL, Petroleum Packers Project, 2.370% due 7/6/05 (a)(b)	3,200,000
5,680,000	AAA	Hillsborough County, FL, Capital Improvement Program Revenue, Criminal Justice Facilities, FGIC-Insured, 6.000% due 8/1/05	5,699,152

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Florida (continued)
$ 7,000,000	A-1+	Jacksonville, FL, Commercial Paper Notes, Series A, FGIC-Insured, TECP, 2.830% due 7/11/05	$7,000,000
20,000,000	A-1	Jacksonville, FL Electric Authority, Series 200F, TECP, 2.880% due 7/12/05	20,000,000
9,350,000	VMIG1(c)	Jacksonville, FL Sales Tax Munitop, Series 2003-6, MBIA-Insured, 2.310% due 7/6/05 (b)	9,350,000
2,250,000	NR	Manatee County, FL, IDR, Avon Cabinet Corp., 2.400% due 7/7/05 (a)(b)	2,250,000
5,000,000	A-1+	Miami Dade, FL, Airis Miami LLC Project, Series A, 2.300% due 7/7/05 (a)(b)	5,000,000
		Miami Dade, FL, HFA:
6,425,000	NR	IDR, Lawson Industries, Inc. Project, Series 1999, 2.400% due 7/7/05 (a)(b)	6,425,000
1,600,000	F-1+(e)	Ward Towers Assisted Living, Series B, 2.350% due 7/7/05 (a)(b)	1,600,000
		Orange County, FL:
23,000,000	A-1+	HFA, Adventist Sunbelt Health System, 2.290% due 7/7/05 (b)	23,000,000
19,050,000	A-1+	HFA, MFH, Post Lake Apartments, FNMA-Collateralized, 2.290% due 7/6/05 (b)	19,050,000
2,000,000	A-1+	IDA, Blood and Tissue Services, 2.290% due 7/6/05 (b)	2,000,000
		Orlando & Orange County Expressway Authority:
9,950,000	A-1+	Series C-3, FSA-Insured, 2.230% due 7/7/05	9,950,000
2,100,000	A-1+	Series D, FSA-Insured, 2.230% due 7/7/05	2,100,000
		Palm Beach County, FL:
13,690,000	F-1+(e)	EFA, Lynn University Project, 2.300% due 7/7/05 (b)	13,690,000
700,000	VMIG1(c)	HFA, Health Facility Revenue, Bethesda Healthcare System Project, 2.280% due 7/6/05 (b)	700,000
10,000,000	A-1+	School Board Certificates of Participation, Series B, 2.220% due 7/7/05 (b)	10,000,000
6,775,000	F-1+(e)	St. Andrews School of Boca Raton, 2.300% due 7/7/05 (b)	6,775,000
38,870,000	A-1+	Pasco County, FL, School Board COP, AMBAC-Insured, 2.280% due 7/7/05 (b)	38,870,000
16,260,000	VMIG1(c)	Sarasota County Public Hospital Board Revenue, Sarasota Memorial Hospital, Series A, AMBAC-Insured, 2.530% due 7/6/05 (b)	16,260,000
100,000	A-1+	St. Johns County, FL, HFA, Remington, FNMA-Insured, 2.300% due 7/6/05 (b)	100,000
3,500,000	Aa2(c)	Tallahassee County, FL, Leon Civic Center, Series B, 2.290% due 7/6/05 (b)	3,500,000
6,000,000	A-1+	West Orange, FL, Healthcare District, Series B, 2.250% due 7/7/05 (b)	6,000,000

		Total Florida	410,016,288

Georgia — 6.6%
500,000	VMIG1(c)	Athens-Clarke County, GA, University of Georgia Athletic Association Project, 2.280% due 7/6/05 (b)	500,000
9,995,000	A-1+	Atlanta, GA Airport Authority, MSTC Series 2001-137, Class A, FGIC-Insured, 2.350% due 7/6/05 (a)(b)	9,995,000
		Atlanta, GA, Airport Authority:
8,000,000	VMIG1(c)	MERLOT, Series CCC, FGIC-Insured, 2.370% due 7/6/05 (b)	8,000,000
11,200,000	A-1+	Series B-2, MBIA-Insured, 2.260% due 7/7/05 (b)	11,200,000
6,000,000	A-1+	Atlanta, GA, Downtown Development Authority Revenue, Refunding Underground Atlanta Project, 2.260% due 7/7/05 (b)	6,000,000
8,500,000	Aa2(c)	Bibb County, GA, Baptist Village Project, 2.290% due 7/6/05 (b)	8,500,000
10,000,000	A-1+	Burke County, GA, PCR Oglethorpe Power, Series A, 2.450% due 7/13/05	10,000,000
2,900,000	Aa2(c)	Carrollton, GA, IDR, Holox Limited Project, 2.390% due 7/7/05 (a)(b)	2,900,000
22,125,000	Aa1(c)	Clayton County Hospital Authority Revenue, Southern Regional Medical Center Project, Series B, 2.290% due 7/6/05 (b)	22,125,000
		Cobb County, GA:
7,000,000	VMIG1(c)	Boy Scouts of America Atlanta Project, 2.290% due 7/6/05 (b)	7,000,000
900,000	Aa2(c)	IDR, RLR Industries Inc. Project, 2.390% due 7/7/05 (a)(b)	900,000
		De Kalb County, GA:
2,025,000	VMIG1(c)	Development Authority Revenue, Woodruff Arts, 2.230% due 7/7/05 (b)	2,025,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Georgia (continued)
$6,340,000	A-1+	HFA, Clairmont Crest Project, FNMA-Insured, 2.350% due 7/6/05 (b)	$6,340,000
11,000,000	VMIG1(c)	HFA, Dekalb Medical Center, Inc. Project, 2.290% due 7/6/05 (b)	11,000,000
400,000	Aa2(c)	Dodge County, GA, IDA, Sylvan Hardwoods LLC Project, 2.390% due 7/7/05 (a)(b)	400,000
7,680,000	A-1	Floyd County Development Authority Pollution Control Revenue, Georgia Power Co., Pollution Hammond Project, 2.280% due 7/6/05 (b)	7,680,000
		Forsythe County, GA:
14,720,000	VMIG1(c)	Development Authority Revenue, Atlanta YMCA Project, 2.290% due 7/6/05 (b)	14,720,000
1,300,000	A1(c)	Development Authority, IDR, American BOA, Inc, Project, 2.340% due 7/6/05 (a)(b)	1,300,000
10,160,000	A-1+	Water and Sewer Authority, Series B, 2.230% due 7/7/05 (b)	10,160,000
		Fulton County, GA, Development Authority:
25,900,000	Aa2(c)	Catholic School Properties, Inc., 2.290% due 7/7/05 (b)	25,900,000
1,300,000	Aa2(c)	DFA, Spellman College Project, 2.290% due 7/6/05 (b)	1,300,000
1,900,000	Aa2(c)	IDA, Charles Mackarvich Project, 2.390% due 7/7/05 (a)(b)	1,900,000
1,800,000	Aa2(c)	Lovett School Project, 2.290% due 7/6/05 (b)	1,800,000
8,000,000	A-1+	Residential Care Facilities, Lenbrook Square Foundation, 2.350% due 7/1/05 (b)	8,000,000
		Robert W. Woodruff Arts Center Project:
2,860,000	VMIG1(c)	2.230% due 7/7/05 (b)	2,860,000
19,300,000	VMIG1(c)	Series B, 2.290% due 7/6/05 (b)	19,300,000
900,000	A-1+	Sheltering Arms Project, 2.300% due 7/7/05 (b)	900,000
12,000,000	VMIG1(c)	Shepherd Center, Inc. Project, 2.290% due 7/6/05 (b)	12,000,000
5,800,000	VMIG1(c)	Spellman College Project, 2.290% due 7/6/05 (b)	5,800,000
4,600,000	VMIG1(c)	Trinity School Inc. Project, 2.290% due 7/6/05 (b)	4,600,000
6,835,000	VMIG1(c)	United Way Metropolitan Atlanta Project, 2.290% due 7/6/05 (b)	6,835,000
15,000,000	Aa2(c)	Woodward Academy, Inc. Project, 2.290% due 7/6/05 (b)	15,000,000
6,250,000	Aa2(c)	Gainesville, GA, Redevelopment Authority, EDA, Riverside Military Project, 2.290% due 7/7/05 (b)	6,250,000
1,000,000	A-1+	Georgia Muni Gas Authority Agency Project, Series A, 2.350% due 7/6/05 (b)	1,000,000
4,195,000	A-1+	Georgia State HFA, Series 299, 2.360% due 7/7/05 (b)	4,195,000
2,200,000	NR	Georgia State Port Authority Colonels Island Terminal Project, 2.390% due 7/7/05 (a)(b)	2,200,000
		Gwinnett County, GA, Development Authority, Wesleyan School, Inc. Project:
12,000,000	Aa2(c)	2.290% due 7/6/05 (b)	12,000,000
11,700,000	VMIG1(c)	2.290% due 7/6/05 (b)	11,700,000
		Gwinnett County, GA, Hospital Authority Revenue:
15,600,000	A-1+	Anticipation Certificate, Gwinnett Hospital System, Inc. Project, 2.290% due 7/6/05 (b)	15,600,000
1,000,000	A-1+	Gwinnett Hospital System, Inc., 2.380% due 7/6/05 (b)	1,000,000
1,600,000	Aa2(c)	Jackson County, GA, IDA, Snider Tire Inc. Project, 2.390% due 7/7/05 (a)(b)	1,600,000
1,990,000	VMIG1(c)	Macon-Bibb County, GA, Hospital Authority Medical Center of Central Georgia, 2.290% due 7/6/05 (b)	1,990,000
8,000,000	F-1+(e)	Medical Center Hospital Authority GA Revenue Spring Harbor at Green Island, 2.290% due 7/7/05 (b)	8,000,000
5,000,000	A-1+	Metropolitan Atlanta Rapid Transit Authority, TECP, 2.450% due 9/2/05	5,000,000
1,400,000	A-1+	Monroe County, GA, Development Authority PCR, Oglethorpe Power Corp. Project, AMBAC-Insured, 2.280% due 7/6/05 (b)	1,400,000
8,400,000	A-1+	Monroe County, GA, Development Authority, PCR, Oglethorpe Power, Scherer B, AMBAC-Insured, 2.280% due 7/6/05 (b)	8,400,000
		Municipal Electric Authority of Georgia:
4,715,000	A-1+	MSTC Series SGA-1, MBIA-Insured, 2.320% due 7/6/05 (b)	4,715,000
10,000,000	A-1+	Series B, MBIA-Insured, 2.220% due 7/6/05 (b)	10,000,000
30,435,000	A-1+	Private Colleges & University Authority, GA, Emory University, Series SG-146 PART, 2.310% due 7/7/05 (b)	30,435,000
17,000,000	Aa2(c)	Rabun County, GA, Development Authority MFH, Nocooche School Project, 2.290% due 7/6/05 (b)	17,000,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Georgia (continued)
$22,300,000	VMIG1(c)	Richmond County Hospital Authority, University Health Services, Inc. Project, 2.290% due 7/6/05 (b)	$22,300,000
5,800,000	A-1+	Richmond County, GA, DFA Educational Facilities, St. Mary on the Hill Project, 2.290% due 7/7/05 (b)	5,800,000
8,345,000	A-1+	Roswell, GA, Housing Authority Post Canyon Project, FNMA-Insured, 2.290% due 7/6/05 (b)	8,345,000
4,480,000	Aa2(c)	Screven County, GA, IDA, IDR, Sylvania Yarn Systems Inc., 2.340% due 7/6/05 (a)(b)	4,480,000
5,500,000	Aa2(c)	Smyrna, GA, Housing Authority, MFH, Walnut Grove Project, 2.340% due 7/7/05 (a)(b)	5,500,000
3,000,000	Aa2(c)	Tift County, GA, IDA, IDR, Queen Carpet Corp. Project, Series A, 2.390% due 7/7/05 (a)(b)	3,000,000
1,500,000	NR	Valdosta-Lowndes County, GA, IDA, IDR, South Georgia Pecan Co. Project, 2.350% due 7/7/05 (a)(b)	1,500,000

		Total Georgia	440,350,000

Hawaii — 0.8%
		Hawaii State Airport System:
10,845,000	A-1	MSTC, Series 2001-119A, FSA-Insured, 2.320% due 7/6/05 (b)	10,845,000
10,225,000	A-1	Series 2001-146A, FGIC-Insured, 2.350% due 7/6/05 (a)(b)	10,225,000
33,400,000	A-1+	Honolulu, HI, City and County GO, Series 2001-C, FGIC-Insured, 2.280% due 12/1/05	33,400,000

		Total Hawaii	54,470,000

Idaho — 1.0%
4,835,000	VMIG1(c)	Idaho Housing & Finance Assistance Housing Revenue, Balmoral Apartments II Development, 2.450% due 7/6/05 (a)(b)	4,835,000
60,000,000	SP-1+	Idaho State, TAN, 4.000% due 6/30/06	60,792,600

		Total Idaho	65,627,600

Illinois — 7.7%
6,450,000	VMIG1(c)	Bloomington, IL, Normal Airport Authority, 2.350% due 7/6/05 (b)	6,450,000
		Chicago, IL GO:
3,800,000	A-1+	Midway Apartments Revenue, Second Lien Notes, Series A, MBIA-Insured, 2.340% due 7/6/05 (a)(b)	3,800,000
15,000,000	A-1+	MSTR, Series SGA 99R, FGIC-Insured, 2.320% due 7/6/05 (b)	15,000,000
8,800,000	A-1+	Neighborhoods Alive Project, Series 21-B, MBIA-Insured, 2.280% due 7/7/05 (b)	8,800,000
25,000,000	A-1+	Series B, FGIC-Insured, 2.300% due 7/7/05 (b)	25,000,000
8,000,000	A-1+	Water and Revenue Second Lien Notes, 2.230% due 7/6/05 (b)	8,000,000
9,760,000	A-1	Chicago, IL O’Hare International Airport, Series 2001-158, Class A, AMBAC-Insured, 2.350% due 7/6/05 (a)	9,760,000
46,040,000	VMIG1(c)	Chicago, IL Water Revenue, 1998-4, FGIC-Insured, 2.310% due 7/6/05 (b)	46,040,000
22,000,000	A-1+	Chicago, IL, Board of Education GO, Series E, FSA-Insured, 2.320% due 7/7/05 (b)	22,000,000
5,090,000	A-1	Chicago, IL, GO, MSTC, Series 9012, FSA-Insured PART, 2.330% due 7/6/05 (b)(f)	5,090,000
3,100,000	A-1+	Chicago, IL, Metropolitan Water Reclamation District, Capital Improvement, Series E, 2.320% due 7/6/05 (b)	3,100,000
3,380,000	NR	Chicago, IL, MFH, Hyde Park Redevelopment Ltd. Project, 2.420% due 7/7/05 (a)(b)	3,380,000
1,845,000	A-1+	Chicago, IL, O’Hare International Airport, Series 1994-C, 2.230% due 7/6/05 (b)	1,845,000
16,400,000	A-1+	Chicago, IL, Water Revenue, MBIA-Insured, 2.230% due 7/7/05 (b)	16,400,000
4,000,000	VMIG1	Cook County, IL, Catholic Theological University Project, 2.310% due 7/6/05 (b)	4,000,000
		Cook County, IL, GO:

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Illinois (continued)
$19,657,000	VMIG1(c)	Munitop, Series 1998-14, FGIC-Insured, 2.330% due 7/6/05 (b)	$19,657,000
3,500,500	VMIG1(c)	Series 458, FGIC-Insured PART, 2.310% due 7/7/05 (b)	3,500,500
		Cook County, IL, IDR:
1,875,000	A-1	Kenneth Properties Project, 2.370% due 7/7/05 (a)(b)	1,875,000
2,550,000	A-1	Little Lady Foods Inc. Project, 2.370% due 7/7/05 (a)(b)	2,550,000
580,000	Aa2(c)	Crawford County, IL, Manufacturing Facilities Fair-Rite Products Corp., 2.390% due 7/6/05 (a)(b)	580,000
7,185,000	A-1+	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment Project, 2.330% due 7/7/05 (b)	7,185,000
14,715,000	A-1+	Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, 2.290% due 7/7/05 (b)	14,715,000
		Illinois DFA:
4,070,000	A-1+	Affordable Housing Revenue, Cinnamon Lake Towers., 2.400% due 7/6/05 (a)(b)	4,070,000
4,600,000	VMIG1(c)	Chicago Educational Television Association, Series A, 2.350% due 7/6/05 (b)	4,600,000
5,000,000	A-1+	Evanston Northwestern, Series A, 2.320% due 7/7/05 (b)	5,000,000
4,500,000	A-1+	Glenwood School for Boys, 2.350% due 7/6/05 (b)	4,500,000
		IDR:
3,400,000	A-1+	Delta-Unibus Corp. Project, 2.400% due 7/7/05 (a)(b)	3,400,000
10,000	A-1+	F.C. Ltd. Partnership Project, 2.370% due 7/6/05 (a)(b)	10,000
1,505,000	VMIG1(c)	Francis W. Parker School Project, 2.220% due 7/6/05 (b)	1,505,000
5,000,000	A-1	Prairie Packaging Inc. Project, 2.370% due 7/7/05 (a)(b)	5,000,000
2,930,000	A-1	Profile Packaging Inc. Project, 2.370% due 7/7/05 (a)(b)	2,930,000
3,615,000	A-1	Six West Hubbard Street, 2.900% due 8/1/05 (a)(b)	3,615,000
2,700,000	A-1	Universal Press Inc. Project, Series A, 2.370% due 7/7/05 (a)(b)	2,700,000
1,700,000	VMIG1(c)	Jewish Federation of Metropolitan Chicago Projects, AMBAC-Insured, 2.300% due 7/6/05 (b)	1,700,000
4,500,000	A-1+	Oak Park Residence Corp. Project, 2.310% due 7/7/05 (b)	4,500,000
		Illinois EFA:
		University of Chicago TECP:
9,000,000	A-1+	1.650% due 7/28/05	9,000,000
9,000,000	A-1+	2.800% due 7/28/05	9,000,000
4,600,000	A-1	Xavier University Project, Series A, 2.310% due 7/7/05 (b)	4,600,000
		Illinois Finance Authority:
5,000,000	A-1+	Illinois College, 2.300% due 7/7/05 (b)	5,000,000
8,300,000	A-1+	YMCA Metropolitan Chicago Project, 2.350% due 7/6/05 (b)	8,300,000
		Illinois Finance Authority Revenue:
2,680,000	VMIG1(c)	Kohl Children’s Museum, 2.310% due 7/6/05 (b)	2,680,000
		Northwestern University, Subseries B:
4,000,000	A-1+	2.200% due 7/6/05 (b)	4,000,000
7,300,000	A-1+	2.250% due 7/6/05 (b)	7,300,000
2,480,000	A-1	Illinois HDA, Community Howard Theater, 2.370% due 7/7/05 (a)(b)	2,480,000
		Illinois Health Facilities Authority:
11,035,000	A-1+	Alexian Brothers Medical Center, TECP, 2.500% due 7/12/05 (b)	11,035,000
1,250,000	A-1+	Carle Foundation, Series B, 2.280% due 7/6/05 (b)	1,250,000
1,040,000	A-1	Chestnut Square Glen Project, Series C, 2.290% due 7/7/05 (b)	1,040,000
12,400,000	A-1	Franciscan Eldercare Project, Series C, 2.290% due 7/7/05 (b)	12,400,000
9,500,000	A-1+	Little Co. of Mary Hospital, 2.260% due 7/7/05 (b)	9,500,000
12,050,000	A-1	Lutheran St. Ministries, Series B, 2.290% due 7/7/05 (b)	12,050,000
6,685,000	A-1+	Northwestern Memorial Hospital, 2.350% due 7/6/05 (b)	6,685,000
10,000,000	VMIG1(c)	Pekin Memorial Hospital, Series 97, 2.360% due 7/7/05 (b)	10,000,000
7,000,000	A-1	Revolving Fund Pooled Loan, Series F, 2.280% due 7/6/05 (b)	7,000,000
5,805,000	A-1	Series C, 2.290% due 7/7/05 (b)	5,805,000
		Illinois State Toll Highway Authority:
14,300,000	A-1	MSTC 98-67 PART, FSA-Insured, 2.320% due 7/6/05 (b)(f)	14,300,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Illinois (continued)
$12,000,000	VMIG1(c)	Toll Highway Revenue, Series B, FSA-Insured, 2.250% due 7/7/05 (b)	$12,000,000
		Illinois Student Assistance Commission Student Loan Revenue, Series A:
665,000	VMIG1(c)	2.340% due 7/6/05 (a)(b)	665,000
1,200,000	VMIG1(c)	MBIA-Insured, 2.380% due 7/6/05 (a)(b)	1,200,000
5,000,000	A-1+	Lisle IL, Housing Four Lakes Phase V, 2.250% due 7/6/05 (b)	5,000,000
3,500,000	A-1+	Lisle, IL, MFH, Ashley of Lisle Project, FHLB-Insured, 2.290% due 7/6/05 (b)	3,500,000
3,300,000	A-1+	Lockport, IL, IDR, Panduit Corp. Project, 2.390% due 7/6/05 (a)(b)	3,300,000
		MSTC:
8,140,000	AAA	Series 1999-71, Class A, FGIC-Insured, 2.320% due 7/6/05 (b)(f)	8,140,000
1,000,000	A-1	Series 2000-93, Class A, 2.300% due 7/6/05 (a)(b)(f)	1,000,000
9,995,000	A-1	Series 2001-139, Class A, FSA-Insured, 2.320% due 7/6/05 (b)	9,995,000
18,010,000	A-1	Series 2001-140, Class A, FSA-Insured, 2.320% due 7/6/05 (b)	18,010,000
1,430,000	A-1	Oak Lawn, IL, IDR, Lavergne Partners Project, 2.370% due 7/7/05 (a)(b)	1,430,000
5,250,000	Aa2(c)	Pepkin, IL, IDR, BOC Group Inc. Project, 2.290% due 7/7/05 (b)	5,250,000
5,250,000	A-1	Plainfield, IL, IDR, Plainfield Molding Project, 2.370% due 7/7/05 (a)(b)	5,250,000
4,855,000	NR	Regional Transportation Authority of Illinois, MERLOT, Series A-73, MBIA-Insured, 2.320% due 7/6/05 (b)	4,855,000
		University of Illinois:
10,925,000	A-1+	CTFS, MSTC, Series 9031, PART, 2.230% due 7/7/05 (b)	10,925,000
6,000,000	A-1	MSTC, Series 9031, AMBAC-Insured PART, 2.330% due 7/6/05 (b)(f)	6,000,000

		Total Illinois	512,202,500

Indiana — 2.6%
1,085,000	Aa2(c)	Bluffton, IN, IDR, Snider Tire Inc. Project, 2.390% due 7/7/05 (a)(b)	1,085,000
3,850,000	VMIG1(c)	Columbus, IN, EDR, Waters Edge Apartments, LOC-FHLB, 2.350% due 7/7/05 (a)(b)	3,850,000
21,980,000	A-1	Fort Wayne, IN Parkview Memorial Hospital, MSTC, Series 1997-19, Class A, MBIA-Insured, 2.290% due 7/6/05 (b)(f)(g)	21,980,000
4,100,000	P-1(c)	Fort Wayne, IN, EDR, Technology Project, 2.400% due 7/6/05 (a)(b)	4,100,000
2,671,000	VMIG1(c)	Franklin, IN, EDR, Pedcor Investments, LOC-FHLB, 2.380% due 7/7/05 (a)(b)	2,671,000
		Indiana Health Facilities Finance Authority:
10,000,000	A-1+	Ascension Health System, 1.730% due 7/5/05	10,000,000
9,600,000	A-1	Community Hartsfield Village Project, Series B, 2.290% due 7/7/05 (b)	9,600,000
8,800,000	A-1+	Community Health Network Project, Series C, 2.280% due 7/7/05 (b)	8,800,000
6,425,000	A-1+	Community Hospital Project, Series B, 2.320% due 7/7/05 (b)	6,425,000
9,535,000	A-1	Franciscan Eldercare Project, Series B, 2.290% due 7/7/05 (b)	9,535,000
5,150,000	VMIG1(c)	Riverview Hospital Project, 2.320% due 7/7/05 (b)	5,150,000
5,000,000	NR	Union Hospital, Inc, Project, 2.560% due 7/8/05 (b)	5,000,000
		Indiana State EFA:
400,000	VMIG1(c)	Franklin College Project, 2.350% due 7/6/05 (b)	400,000
1,900,000	VMIG1(c)	Wabash College Project, 2.320% due 7/7/05 (b)	1,900,000
7,000,000	VMIG1(c)	Indiana State HEFA, Porter Project, Series A, 2.540% due 7/8/05 (b)	7,000,000
4,800,000	A-1	Indiana State Office Building Commission Facilities Pendleton, Juvenile Facility, Series A, 2.230% due 7/6/05 (b)	4,800,000
8,600,000	A-1	Indiana State Office Building Community Facilities Revenue, Miami Correctional Facilities, Series II-A, 2.250% due 7/6/05 (b)	8,600,000
		Indiana TFA:
5,500,000	A-1+	Highway Revenue, Series SGA 113, 2.280% due 7/6/05 (b)(d)	5,500,000
2,795,000	VMIG1(c)	Series 853, FSA-Insured, 2.310% due 7/7/05 (b)	2,795,000
4,171,000	VMIG1(c)	Indiana University Revenues, 2.230% due 7/7/05 (b)	4,171,000
7,348,000	NR	Indianapolis, IN, EDA, Pedcor Waterfront Investments, Series 1999-A, FHLB-Insured, 2.350% due 7/7/05 (a)(b)	7,348,000
31,160,000	A-1+	Indianapolis, IN, Local Public Improvement Bond Bank, Series F-1, MBIA-Insured, 2.230% due 7/6/05 (b)	31,160,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Indiana (continued)
$6,200,000	A-1+	Petersburg, IN, PCR, Indiana Power and Light Co., Series B, AMBAC-Insured, 2.350% due 7/6/05 (b)	$6,200,000
5,125,000	A-1	Warren Township, IN, School Building Corp. MERLOT, Series A52 FGIC-Insured PART, 2.320% due 7/6/05 (b)	5,125,000
1,000,000	A-1+	Whitting Industrial Environmental Facilities Revenue, BP Products Project, Series C, 2.360% due 7/1/05 (a)(b)	1,000,000

		Total Indiana	174,195,000

Iowa — 0.9%
1,365,000	A-1+	Grinnell, IA, Hospital Revenue Grinnell Medical Center, 2.350% due 7/6/05	1,365,000
		Iowa Finance Authority:
2,930,000	NR	Economic Development Monarch Manufacturing Co., 2.450% due 7/1/05 (b)	2,930,000
		Iowa Health Systems, Series B, AMBAC-Insured:
15,670,000	A-1+	2.280% due 7/6/05 (a)(b)	15,670,000
4,605,000	A-1+	2.280% due 7/6/05 (b)	4,605,000
15,000,000	A-1	Retirement Community Revenue, Deerfield Retirement, Series A, 2.290% due 7/7/05 (b)	15,000,000
6,000,000	A-1+	Small Business Development Revenue, Corp Center Association L.P. Project, 2.290% due 7/7/05 (b)	6,000,000
13,495,000	A-1	Iowa State Vision Special Fund MSTC, Series 2001-173, MBIA-Insured, 2.320% due 7/6/05 (b)	13,495,000

		Total Iowa	59,065,000

Kansas — 0.3%
4,995,000	VMIG1(c)	Kansas State Department of Transportation Highway Revenue, Series 878, 2.310% due 7/7/05 (b)	4,995,000
1,325,000	Aa2(c)	Lawrence, KS, IDR, Ram Co. Project, Series A, 2.390% due 7/7/05 (a)(b)	1,325,000
		Wichita, KS, Airport Authority Flight Safety International:
13,000,000	VMIG1(c)	2.340% due 7/7/05 (a)(b)	13,000,000
2,860,000	VMIG1(c)	Series A, 2.340% due 7/7/05 (a)(b)	2,860,000

		Total Kansas	22,180,000

Kentucky — 0.9%
11,000,000	A-1+	Campbell and Kenton Counties, KY, Sanitation District Series, SGA-130, FSA-Insured, 2.320% due 7/6/05 (b)	11,000,000
3,000,000	A-1+	Daviess County, KY, Exempt Facilities, Kimberly-Clark Corp. Project, 2.350% due 7/6/05 (a)(b)	3,000,000
		Daviess County, KY, Solid Waste Disposal Facilities, Scott Paper Co. Project:
1,850,000	A-1+	Series A, 2.350% due 7/6/05 (a)(b)	1,850,000
4,800,000	A-1+	Series B, 2.350% due 7/6/05 (a)(b)	4,800,000
2,990,000	A-1	Kentucky State Property & Building Commission, MSTC, Series 9027, FSA-Insured PART, 2.330% due 7/6/05 (b)(f)	2,990,000
18,314,500	A-1	Kentucky State Turnpike Authority, Series 567, FSA-Insured, 2.310% due 7/7/05 (b)	18,314,500
11,000,000	A-1+	Lexington, KY, Center Corp. Mortgage, Series A, AMBAC-Insured, 2.320% due 7/7/05 (b)	11,000,000
		Lexington-Fayette Urban County Airport Corp., First Mortgage:
1,700,000	A-1+	Series A, 2.370% due 7/1/05 (a)(b)	1,700,000
2,500,000	NR	Series C, MBIA-Insured, 2.370% due 7/1/05 (a)(b)	2,500,000
1,735,000	A-1+	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer & Drain, Series B, 2.250% due 7/6/05 (b)	1,735,000
2,200,000	A-1	Owensboro, KY, IDR, West Irving Die Castings, 2.370% due 7/7/05 (a)(b)	2,200,000

		Total Kentucky	61,089,500

Louisiana — 1.4%
9,405,000	VMIG1(c)	Louisiana HFA, MFH, New Orleans, 2.330% due 7/6/05 (b)	9,405,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Louisiana (continued)
		Louisiana Local Government Environmental Facilities, Development Authority, BASF Corp. Project:
$10,000,000	A-1+	2.320% due 7/6/05 (a)(b)	$10,000,000
8,000,000	NR	2.320% due 7/6/05 (a)(b)	8,000,000
6,000,000	NR	Series A, 2.320% due 7/6/05 (a)(b)	6,000,000
15,000,000	A-1+	Series B, 2.250% due 7/6/05 (b)	15,000,000
14,900,000	A-1+	Louisiana State Offshore Term Authority, Deepwater Port Revenue, Series B, 2.290% due 7/6/05 (b)	14,900,000
30,000,000	A-1	Louisiana State Public Facilities, Christus Health, Series 99B, AMBAC-Insured, TECP, 2.380% due 7/7/05	30,000,000

		Total Louisiana	93,305,000

Maine — 0.5%
4,000,000	A-1+	Auburn, ME, Revenue Obligation Morse Brothers Inc. Project, 2.370% due 7/6/05 (a)(b)	4,000,000
1,825,000	A-1+	Gorham, ME, Revenue Obligation Montalvo Properties LLC Project, Series A, 2.390% due 7/6/05 (a)(b)	1,825,000
		Maine State Housing Authority:
11,000,000	A-1+	Series B-3, 2.330% due 7/7/05 (a)(b)	11,000,000
7,500,000	A-1+	Series D-3, 2.330% due 7/7/05 (a)(b)	7,500,000
10,000,000	A-1+	Series E-1, AMBAC-Insured, 2.260% due 7/7/05 (b)	10,000,000

		Total Maine	34,325,000

Maryland — 4.1%
		Baltimore County, MD:
5,530,000	A-1+	Oak Crest Village Inc. Project A, 2.290% due 7/7/05 (b)	5,530,000
4,210,000	A-1	Springhill Realty, 2.230% due 7/6/05 (b)	4,210,000
		Baltimore County, MD, Public Improvement BAN Series 2002, TECP:
20,000,000	A-1+	2.400% due 8/4/05	20,000,000
12,500,000	A-1+	2.430% due 8/10/05	12,500,000
11,500,000	A-1+	Baltimore, MD, IDA, Baltimore Cap Acquisition, 2.280% due 7/6/05 (b)	11,500,000
9,700,000	A-1	Gaithersburg, MD, EDA, Asbury Methodist Village Inc., 2.320% due 7/7/05 (b)	9,700,000
2,030,000	A-1+	Howard County, MD, IDR, Preston County Ltd. Partnership, 2.850% due 7/6/05 (a)(b)	2,030,000
8,620,000	A-1	Howard County, MD, Vantage House Facilities, Series B, 2.290% due 7/7/05 (b)	8,620,000
6,650,000	VMIG1(c)	Maryland CDA Department of Housing and Community, Series F, 2.300% due 7/7/05 (a)(b)	6,650,000
2,200,000	A-1	Maryland CDA MSTC, Series 1999-76, Class A, FSA-Insured, 2.350% due 7/6/05 (a)(b)	2,200,000
		Maryland State GO PART:
9,575,000	A-1	Series 389, 2.310% due 7/7/05 (b)	9,575,000
20,850,000	A-1+	Series 390, 2.310% due 7/7/05 (b)	20,850,000
30,000,000	A-1+	Maryland State Health & Higher Educational Facilities Authority, University Maryland Medical Systems, Series A, AMBAC-Insured, 2.280% due 7/7/05 (b)	30,000,000
		Maryland State Health and Higher Education Facilities Authority:
20,250,000	VMIG1(c)	Holton-Arms School, 2.290% due 7/6/05 (b)	20,250,000
12,000,000	VMIG1(c)	University of Maryland Medical System, Series A, 2.290% due 7/6/05 (b)	12,000,000
56,370,000	A-1+	Maryland State Stadium Authority Sports Facilities Lease, 2.330% due 7/6/05 (a)(b)	56,370,000
2,395,000	VMIG1(c)	Maryland State, IDR, Calvert School Inc., 2.290% due 7/6/05 (b)	2,395,000
		Montgomery County, MD, EDA:
8,500,000	A-1+	Howard Hughes Medical Institute, Series A, 2.320% due 7/6/05 (b)	8,500,000
15,000,000	A-1+	Howard Hughes Medical Institute, Series B, 2.300% due 7/6/05 (b)	15,000,000
6,000,000	VMIG1(c)	Sandy Springs Facility, 2.290% due 7/6/05 (b)	6,000,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Maryland (continued)
$6,265,000	A-1	Montgomery County, MD, GO, Series PT-401, 2.310% due 7/7/06 (b)	$6,265,000

		Total Maryland	270,145,000

Massachusetts — 3.8%
1,800,000	A-1+	Boston, MA, Water and Sewer Community Revenue, General Senior Series A, 2.150% due 7/7/05 (b)	1,800,000
8,400,000	Mig1(c)	Bridgewater & Raynham Regional School District GO, 3.000% due 7/1/05	8,400,000
34,485,000	A-1+	Commonwealth of Massachusetts, Series A, 2.220% due 7/7/05 (b)	34,485,000
		Massachusetts Bay Transportation Authority, TECP:
9,300,000	A-1+	2.560% due 7/26/05 (a)	9,300,000
12,000,000	A-1+	2.520% due 9/1/05	12,000,000
3,200,000	A-1+	Series B, 2.450% due 9/7/05	3,200,000
		Massachusetts State DFA:
1,845,000	A-1+	Ahead Headgear, Inc., 2.330% due 7/6/05 (a)(b)	1,845,000
1,300,000	A-1+	Boston University, Series R-1, XLCA-Insured, 2.350% due 7/7/05 (b)	1,300,000
1,500,000	A-1	Brooksby Village, Inc. Project, 2.260% due 7/7/05 (b)	1,500,000
500,000	A-1+	Carleton-Willard Village, 2.260% due 7/7/05 (b)	500,000
1,500,000	A-1+	Clark University, Series A, AMBAC-Insured, 2.300% due 7/6/05 (b)	1,500,000
1,000,000	A-1+	Higher Education, Smith College Project, 2.160% due 7/7/05 (b)	1,000,000
1,335,000	A-1+	Metal Crafters, Inc., Series 99, 2.330% due 7/6/05 (a)(b)	1,335,000
12,881,000	A-1	RAN, TECP, 2.250% due 8/30/05	12,881,000
1,700,000	A-1+	Salem Family Limited Partnership, 2.330% due 7/6/05 (a)(b)	1,700,000
8,700,000	VMIG1(c)	St. Mark’s School, 2.290% due 7/7/05 (b)	8,700,000
1,000,000	VMIG1(c)	Wentworth Institute, AMBAC-Insured, 2.270% due 7/7/05 (b)	1,000,000
5,000,000	A-1+	Whalers Cove Project, Series A, 2.330% due 7/7/05 (a)(b)	5,000,000
		Massachusetts State GO:
		Massachusetts State Water Authority:
800,000	A-1+	Multi Modal, General Subordinated, Series C, FGIC-Insured, 2.260% due 7/6/05	800,000
11,700,000	A-1+	TECP, Series 94, 2.440% due 8/22/05	11,700,000
1,500,000	A-1+	Massachusetts State Water Reserves Authority, Multi Modal, General Subordinated, Series D, FGIC-Insured, 2.260% due 7/6/05 (b)	1,500,000
		Massachusetts State Water Resources Authority:
575,000	A-1+	Multi Modal, General Subordinated, Series B, FGIC-Insured, 2.260% due 7/6/05 (b)	575,000
1,880,000	A-1+	Multi-Modal, Subordinated General Series B, AMBAC-Insured, 2.260% due 7/6/05	1,880,000
		Massachusetts Water Authority:
15,000,000	A-1+	Series 94, 2.650% due 8/15/05	15,000,000
11,000,000	A-1+	Series 95, 2.680% due 8/9/05	11,000,000
35,990,000	A-1	MSY, Series 2002-209, Class A, FSA-Insured, 2.310% due 7/6/05 (b)	35,990,000
15,300,000	A-1+	Refunding, Series B, 2.220% due 7/7/05 (b)	15,300,000
		Massachusetts State HEFA:
2,000,000	A-1+	Bentley College, Issue K, 2.400% due 7/6/05 (b)	2,000,000
1,905,000	A-1	Berklee College of Music, Series 385, MBIA-Insured, 2.300% due 7/7/05 (b)	1,905,000
230,000	A-1+	Boston University, Series H, 2.180% due 7/6/05 (b)	230,000
3,820,000	A-1+	Capital Asset Program, Series M-2, 2.500% due 7/7/05 (b)	3,820,000
620,000	A-1	Hallmark Health System, Series B, FSA-Insured, 2.260% due 7/7/05 (b)	620,000
1,000,000	VMIG1(c)	Harvard University, MERLOT Series WW, 2.310% due 7/6/05 (b)(d)	1,000,000
16,580,000	VMIG1(c)	Harvard Vanguard Medical Associates, 2.280% due 7/7/05 (b)	16,580,000
7,750,000	A-1+	Partners Healthcare System, Series P-2, FSA-Insured, 2.300% due 7/6/05 (b)	7,750,000
205,000	A-1+	Partners Healthcare, Series D-6, 2.230% due 7/1/05 (b)	205,000
2,400,000	VMIG1(c)	Simmons College, MERLOTS, Series T, 2.310% due 7/6/05 (b)	2,400,000
2,200,000	VMIG1(c)	Massachusetts State HFA, Housing Revenue, 2.250% due 7/6/05 (a)(b)	2,200,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Massachusetts (continued)
$800,000	VMIG1(c)	Massachusetts State IFA, Whitehead Institute Biomed Research, 2.220% due 7/6/05 (b)	$800,000
		Massachusetts State Turnpike Authority PART:
7,510,000	VMIG1(c)	Series 334, 2.300% due 7/7/05 (b)	7,510,000
2,335,000	VMIG1(c)	Series 335, AMBAC-Insured, 2.300% due 7/7/05 (b)	2,335,000

		Total Massachusetts	250,546,000

Michigan — 3.8%
25,800,000	VMIG1(c)	Detroit, MI, Refunding Senior Lien, Series B, MBIA-Insured, 2.300% due 7/7/05 (b)	25,800,000
7,000,000	VMIG1(c)	Detroit, MI, School Building Munitop, 2002-29 GO, FGIC-Insured, 2.320% due 7/6/05 (b)(f)	7,000,000
		Detroit, MI, Sewer Disposal:
5,000,000	VMIG1(c)	MERLOTS, Series I, FGIC-Insured PART, 2.320% due 7/6/05 (b)	5,000,000
12,795,000	A-1+	Series C-1, FSA-Insured, 2.250% due 7/7/05 (b)	12,795,000
5,395,000	A-1+	Series C-2, FGIC-Insured, 2.250% due 7/7/05 (b)	5,395,000
5,000,000	A-1+	Detroit, MI, Sewer Disposal Revenue, Refunding, Series A, MBIA-Insured, 2.250% due 7/6/05 (b)	5,000,000
6,655,000	A-1	Hartland, MI School District GO MSTC, Series 2001-127, Class A, Q-SBLF-Insured, 2.320% due 7/6/05 (b)	6,655,000
10,000,000	A-1+	Jackson County Hospital Finance Authority, Foote Memorial Hospital, Series B, 2.300% due 7/7/05 (b)	10,000,000
30,000,000	A-1	Michigan State Building Authority, TECP, Series 3, 2.680% due 7/21/05	30,000,000
2,500,000	A-1+	Michigan State GAN, Series D, FSA-Insured, 2.250% due 7/6/05 (b)	2,500,000
6,300,000	VMIG1(c)	Michigan State HDA, Shoal Creek, 2.250% due 7/6/05 (b)	6,300,000
25,000,000	A-1	Michigan State Hospital Finance Authority, Trinity Health, Series E, AMBAC-Insured, 2.280% due 7/7/05 (b)	25,000,000
		Michigan State Strategic Fund:
4,425,000	A-1+	Clark Retirement Community Project, 2.300% due 7/7/05	4,425,000
9,800,000	A-1+	Grand Rapid Christian School, 2.540% due 7/8/05 (b)	9,800,000
8,000,000	A-1+	Michigan State University, General, 2.220% due 7/6/05 (b)	8,000,000
66,725,000	A-1	Michigan State, GO, Series B, TECP, 2.200% due 10/5/05	66,725,000
3,300,000	A-1+	Saline, MI, Area Schools, 2.350% due 7/7/05 (b)	3,300,000
4,750,000	A-1+	Saline, MI, EDA, Evangelical Homes Project, 2.350% due 7/6/05 (b)	4,750,000
6,000,000	A-1+	Southfield, MI, Economic Development, Lawrence Tech University Project, 2.350% due 7/6/05 (b)	6,000,000
6,400,000	A-1+	University of Michigan Revenues, Medical Service Plan, Series 98-A1, 2.250% due 7/6/05 (b)	6,400,000

		Total Michigan	250,845,000

Minnesota — 0.4%
5,090,000	A-1+	Bloomington, MN, MFH, Norlan Partners LP, Series A-1, 2.400% due 7/7/05 (a)(b)	5,090,000
2,910,000	VMIG1(c)	Crystal, MN, MFH, FHLMC-Insured, 2.400% due 7/7/05 (a)(b)	2,910,000
1,000,000	A-1+	Mankato, MN, MFH, Highland Hills Apartments, 2.350% due 7/1/05 (b)	1,000,000
9,000,000	A-1+	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, MSTC, Series SGA-127, FGIC-Insured, 2.320% due 7/6/05 (b)	9,000,000
10,000,000	VMIG1(c)	Minneapolis, MN, Guthrie Theater Project, Series A, 2.280% due 7/7/05 (b)	10,000,000

		Total Minnesota	28,000,000

Miscellaneous — 0.8%
		Clipper Tax Exempt Trust:
25,775,000	VMIG1(c)	Certificate Partnership, Series A, FSA-Insured PART, 2.400% due 7/7/05	25,775,000
4,465,088	VMIG1(c)	Series 1999-2, 2.480% due 7/7/05 (a)(b)	4,465,088
20,000,000	VMIG1(c)	Series 2003-5, 2.400% due 7/7/05 (b)	20,000,000

		Total Miscellaneous	50,240,088

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Missouri — 1.9%
$1,535,000	F-1+(e)	Joplin, MO, IDA, Smith and Smith Investments, 2.350% due 7/7/05 (a)(b)	$1,535,000
		Kansas City, MO, IDA, MFH:
3,750,000	VMIG1(c)	Coach House North Apartment Project, FHLMC-Insured, 2.270% due 7/7/05 (b)	3,750,000
6,200,000	A-1	Crooked Creek Apartments Project, Series A, 2.360% due 7/7/05 (a)(b)	6,200,000
805,000	VMIG1	Kirkwood, MO, Tax Increment Revenue, Kirkwood Commons Project, 2.350% due 7/6/05 (b)	805,000
		Missouri Higher Education Loan Authority:
3,600,000	VMIG1(c)	Series 1990-A, 2.300% due 7/6/05 (a)(b)	3,600,000
5,700,000	VMIG1(c)	Series 1990-B, 2.300% due 7/6/05 (a)(b)	5,700,000
4,000,000	A-1	Missouri State Environmental Improvement and Energy Resource Authority, Utilicorp United, Inc. Project, 2.400% due 7/6/05 (a)(b)	4,000,000
		Missouri State HEFA:
1,215,000	VMIG1(c)	Assemblies of God College, 2.300% due 7/7/05 (b)	1,215,000
1,100,000	A-1+	Christian Brothers, Series A, 2.350% due 7/6/05 (b)	1,100,000
1,585,000	A-1+	Cox Health System, AMBAC-Insured, 2.530% due 7/6/05 (b)	1,585,000
3,100,000	Aa2(c)	Dialysis Clinic, Inc. Project, 2.290% due 7/6/05 (b)	3,100,000
5,400,000	A-1+	Medical Research Facilities, Stowers Institute, MBIA-Insured, 2.300% due 7/7/05 (b)	5,400,000
		School District Advance Funding:
5,000,000	SP-1+	Fox C-6 School District, Series C, 3.000% due 11/14/05	5,021,882
7,500,000	SP-1+	Mehlville R-IX School District, Series E, 3.000% due 11/14/05	7,532,823
5,000,000	SP-1+	Park Hill School District, Series F, 3.000% due 11/14/05	5,021,882
4,000,000	A-1+	Southwest Baptist University Project, 2.350% due 7/6/05 (b)	4,000,000
4,475,000	A-1+	Washington University, Series A, 2.300% due 7/1/05 (b)	4,475,000
12,800,000	A-1+	Washington University, Series B, 2.300% due 7/1/05 (b)	12,800,000
18,000,000	A-1+	Palmyra, MO, IDA, Solid Waste Disposal, BASF Corp. Project, 2.320% due 7/6/05 (a)(b)	18,000,000
600,000	A-1+	St. Charles County, MO, IDA, IDR, Casalon Apartments Project, FNMA-Insured, 2.280% due 7/7/05 (b)	600,000
22,500,000	SP-1+	St. Louis, MO, General Fund TRAN, 4.000% due 6/30/06	22,794,975
9,500,000	NR	St. Louis, MO, IDA, MFH, Parque Carondelet Apartment Project, 2.450% due 7/7/05 (a)(b)	9,500,000

		Total Missouri	127,736,562

Montana — 0.1%
8,800,000	A-1+	Anaconda-Deer Lodge County, Montana Environmental Facilities Revenue, Arco Anaconda Smelter, 2.360% due 7/1/05 (a)(b)	8,800,000

Nebraska — 0.4%
5,400,000	A-1+	NebHelp, Inc., Nebraska Revenue, Student Loan Program, Series B, MBIA-Insured, 2.300% due 7/6/05 (a)(b)	5,400,000
3,705,000	VMIG1(c)	Nebraska Helpers, Inc., Series 517, MBIA-Insured, 2.370% due 7/7/05 (a)(b)	3,705,000
		Nebraska IFA:
6,000,000	A-1	MFH Riverbend Apartments Project, 2.370% due 7/7/05 (a)(b)	6,000,000
14,175,000	A-1	SFH MERLOT, Series A, 2.370% due 7/7/05 (a)(b)	14,175,000

		Total Nebraska	29,280,000

Nevada — 1.0%
20,500,000	A-1+	Carson City, NV, Hospital Revenue Tahoe Hospital Project, Series B, 2.290% due 7/7/05 (b)	20,500,000
21,720,000	VMIG1(c)	Clark County, NV, School District GO, Munitop, Series 33, FSA-Insured, PART, 2.330% due 7/6/05 (b)	21,720,000
3,435,000	VMIG1(c)	Nevada Housing Division, Multi-Unit Housing, Series A, 2.330% due 7/7/05 (a)(b)	3,435,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Nevada (continued)
$4,460,000	VMIG1(c)	Nevada Municipal Bond Bank, Munitop, MBIA-Insured, PART, 2.330% due 7/6/05 (b)	$4,460,000
16,350,000	NR	Nevada State, MSTC, Series SG 114, 2.310% due 7/7/05 (b)	16,350,000

		Total Nevada	66,465,000

New Hampshire — 0.3%
		New Hampshire State Business Finance Authority:
14,000,000	A-1+	Lonza Biologics, Inc., 2.380% due 7/7/05 (a)(b)	14,000,000
1,900,000	A-1+	Luminescent Systems, Inc., 2.500% due 7/6/05 (a)(b)	1,900,000
940,000	A-1+	Park Nameplate Co., 2.390% due 7/6/05 (a)(b)	940,000

		Total New Hampshire	16,840,000

New Jersey — 0.1%
1,310,000	VMIG1(c)	New Jersey EDA, EDR, Erasteel, Inc. Project, 2.510% due 7/7/05 (a)(b)	1,310,000
3,320,000	A-1+	New Jersey Sports & Exposition Authority Contract, Series B-2, 1.930% due 7/6/05 (b)	3,320,000

		Total New Jersey	4,630,000

New York — 1.9%
		Metropolitan New York Transportation Authority, TECP:
4,500,000	A-1+	2.430% due 7/12/05	4,500,000
		BAN:
18,000,000	A-1+	2.650% due 7/22/05	18,000,000
14,000,000	A-1+	Subseries A, 2.450% due 9/2/05	14,000,000
18,000,000	A-1+	Series D-2, AMBAC-Insured, 2.250% due 7/7/05 (b)	18,000,000
8,400,000	VMIG1(c)	New York City, NY, GO, Series J, Subordinated Series J-3, 2.310% due 7/6/05 (b)	8,400,000
10,000,000	A-1+	New York City, NY, Municipal Water Finance Authority, TECP Series 6, 2.130% due 7/14/05	10,000,000
10,200,000	A-1+	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Waste Management, Inc., Series B, 2.260% due 7/6/05 (a)(b)	10,200,000
		New York State HFA:
6,300,000	A-1+	2.230% due 7/6/05 (b)	6,300,000
10,000,000	VMIG1(c)	Kew Gardens Hills, Series A, 2.250% due 7/6/05 (b)	10,000,000
24,000,000	VMIG1(c)	New York State, HFA, Clinton Green North, Series A, 2.600% due 7/6/05 (a)(b)	24,000,000
2,435,000	A-1+	New York, NY, GO, Subordinated Series H-8, 2.230% due 7/6/05 (b)	2,435,000

		Total New York	125,835,000

North Carolina — 3.2%
2,200,000	NR	Brunswick County, NC, Industrial Facilities and PFCA Wood Industries, Inc. Project, 2.440% due 7/7/05 (a)(b)	2,200,000
19,650,000	A-1+	Buncombe County, NC, GO, Series B, 2.300% due 7/7/05 (b)	19,650,000
20,000,000	A-1+	Guilford County, Series B, 2.300% due 7/7/05 (b)	20,000,000
4,500,000	Aa2(c)	Iredell County, NC, PCR, Valspar Corp. Project, 2.390% due 7/7/05 (a)(b)	4,500,000
4,800,000	Aa2(c)	Lenoir County, NC Lenoir Memorial Hospital, 2.290% due 7/7/05 (b)	4,800,000
2,790,000	A-1+	Mecklenburg County, NC, COP, 2.280% due 7/7/05 (b)	2,790,000
2,300,000	Aa2(c)	North Carolina Agricultural Financial Authority, Agricultural Development Revenue, Coastal Carolina GIN Project, 2.340% due 7/7/05 (a)(b)	2,300,000
		North Carolina Capital Facilities Finance Agency:
3,945,000	A-1+	Cannon School, Inc., 2.300% due 7/7/05 (b)	3,945,000
6,850,000	VMIG1(c)	Lees McRae College, 2.290% due 7/7/05 (b)	6,850,000
3,725,000	A-1+	North Carolina Capital Facilities Finance Agency Educational Facilities Revenue, 2.290% due 7/7/05 (b)	3,725,000
		North Carolina EFA:
3,915,000	A-1+	EDL, Charlotte Latin, 2.290% due 7/7/05 (b)	3,915,000
8,265,000	A-1+	Johnson C. Smith University, 2.290% due 7/7/05 (b)	8,265,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
North Carolina (continued)
$6,705,000	F-1+(e)	Providence Day School, 2.300% due 7/7/05 (b)	$6,705,000
8,615,000	F-1+(e)	Queens College, Series A, 2.300% due 7/7/05 (b)	8,615,000
		North Carolina HFA, Home Ownership:
8,800,000	A-1+	1998 TR-19C, 2.300% due 7/6/05 (a)(b)	8,800,000
5,485,000	A-1+	Series 15-C, FSA-Insured, 2.300% due 7/6/05 (a)(b)	5,485,000
		North Carolina Medical Care Community, Health Care Facilities:
2,120,000	F-1+(e)	Lutheran Retirement Project, 2.300% due 7/7/05 (b)	2,120,000
4,000,000	A-1+	Park Ridge Hospital Project, 2.280% due 7/7/05 (b)	4,000,000
		North Carolina State GO:
6,315,000	A-1+	Refunding, Series B, 1.930% due 7/6/05 (b)	6,315,000
52,010,000	A-1+	Series E, 2.270% due 7/6/05 (b)	52,010,000
3,600,000	NR	Robeson County, NC, IFA and PFCA, Rocco Turkeys Inc. Project, 2.390% due 7/7/05 (a)(b)	3,600,000
1,300,000	A-1+	Rowan County, IDR, PCR, Double 3 LLC Project, 2.390% due 7/6/05 (a)(b)	1,300,000
15,000,000	A-1+	Wake County, NC, GO, Public Improvement, Series A, 4.000% due 4/1/06	15,143,456
18,000,000	A-1+	Winston-Salem, NC, COP, 2.280% due 7/7/05 (b)	18,000,000

		Total North Carolina	215,033,456

North Dakota — 0.1%
4,155,000	A-1+	Ward County, ND, Trinity Obligation Group, Series A, 2.350% due 7/6/05 (b)	4,155,000

Ohio — 2.0%
1,980,000	A-1+	Cleveland Cuyahoga County, OH, Port Authority Revenue, 96th Research Building Project, 2.350% due 7/6/05 (b)	1,980,000
		Ohio State Higher Educational Facilities:
4,700,000	A-1+	Case Western Resure University TECP, 2.600% due 8/8/05	4,700,000
9,680,000	VMIG1(c)	Marietta College Project, 2.300% due 7/7/05 (b)	9,680,000
43,400,000	P-1(c)	Ohio State University, 2005 Series F, TECP, 2.150% due 7/11/05	43,400,000
		Pooled Financing Program, Series A:
8,500,000	VMIG1(c)	2.300% due 7/7/05 (b)	8,500,000
3,515,000	VMIG1(c)	2.320% due 7/7/05 (b)	3,515,000
5,010,000	VMIG1(c)	Pooled Financing Program, Series B, 2.300% due 7/7/05 (b)	5,010,000
19,330,000	A-1+	Ohio State University, General Receipts, FSA-Insured, 2.320% due 7/7/05 (b)	19,330,000
9,325,000	Mig1(c)	Sandusky, OH, GO, BAN, 3.000% due 10/26/05	9,361,706
25,000,000	VMIG1(c)	University of Akron, Ohio, General Receipts, FGIC-Insured, 2.280% due 7/7/05 (b)	25,000,000

		Total Ohio	130,476,706

Oklahoma — 1.1%
		Oklahoma State Student Loan Authority:
18,500,000	A-1+	Series A-1, MBIA Insured, 2.340% due 7/6/05 (a)(b)	18,500,000
6,455,000	A-1	Series A-2, MBIA-Insured, 2.340% due 7/6/05 (a)(b)	6,455,000
		Oklahoma State Water Resources Board, State Loan Program, Series A:
14,175,000	A-1+	2.200% due 9/1/05	14,175,000
29,515,000	A-1+	2.470% due 10/1/05	29,515,000
3,000,000	Aa2(c)	Optima, OK, Municipal Authority Industrial Revenue, Seaboard Project, 2.340% due 7/6/05 (a)	3,000,000
2,800,000	A-1+	Tulsa, OK, Tulsa IDA, Multifamily Revenue, Park Chase Apartments, Series A-1, FNMA-Collateralized, 2.300% due 7/7/05 (b)	2,800,000

		Total Oklahoma	74,445,000

Oregon — 0.9%
		Oregon State:
10,500,000	VMIG1(c)	Housing and Community Services, Single-Family Mortgage, Series PG-C, 2.330% due 7/6/05 (a)(b)	10,500,000
5,000,000	A-1+	Series 73F, 2.220% due 7/6/05 (b)	5,000,000
10,000,000	A-1+	Veterans Welfare, Series 84, 2.350% due 7/6/05 (b)	10,000,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Oregon (continued)
$900,000	A-1+	Oregon State GO, Series 73 E, SPA-Morgan Guaranty Trust, 2.220% due 7/6/05 (b)	$900,000
5,000,000	VMIG1(c)	Oregon State Housing & Community Services, Housing & Community Services, Single-Family Housing, 2.330% due 7/6/05 (a)(b)	5,000,000
16,153,720	NR	Portland, OR, TAN, 4.000% due 6/29/06	16,153,720
9,190,000	A-1+	Tri-County, OR, Metropolitan Transportation District, Interstate Max Project, Series A, 2.250% due 7/7/05 (b)	9,190,000

		Total Oregon	56,743,720

Pennsylvania — 5.1%
12,500,000	Mig1(c)	Allegheny County, PA, Hospital Development Authority, Senior Living Corp., FNMA-Collateralized, 4.000% due 6/30/06	12,660,250
		Bucks County, PA, IDA:
2,650,000	NR	Dunmoer Corp. Project, 2.440% due 7/7/05 (a)(b)	2,650,000
6,830,000	A-1+	Pennswood Village Project, Series B, 2.310% due 7/7/05 (b)	6,830,000
		Emmaus, PA, General Authority:
25,540,000	A-1+	FSA-Insured, 2.290% due 7/6/05 (b)(d)	25,540,000
46,250,000	A-1+	Series A, FSA-Insured, 2.300% due 7/7/05 (b)	46,250,000
14,500,000	A-1+	Subseries D-23, 2.270% due 7/6/05 (b)	14,500,000
31,650,000	A-1+	Geisinger Authority, PA, Health Systems Revenue, Geisinger Health Systems, 2.300% due 7/1/05 (b)(d)	31,650,000
17,725,000	A-1	Lancaster County Hospital Authority Revenue, AMBAC-Insured, 2.290% due 7/6/05 (b)	17,725,000
1,325,000	NR	Lehigh County, PA, IDR, Impress Industries Project, Series A, 2.440% due 7/7/05 (a)(b)	1,325,000
8,000,000	VMIG1(c)	Manheim Township, PA, School District, FSA-Insured, 2.300% due 7/7/05 (b)	8,000,000
		New Garden, PA, General Authority Revenue:
10,000,000	A-1+	Pooled Financing Program, Series I, AMBAC-Insured, 2.350% due 7/6/05 (b)	10,000,000
16,050,000	A-1+	Series IIB, FSA-Insured, 2.350% due 7/6/05	16,050,000
8,955,000	A-1+	North Lebanon, PA, Municipal Sewer Revenue, FSA-Insured, 2.310% due 7/7/05 (b)	8,955,000
		Pennsylvania EDA, Wengers Feed Mill Project:
6,995,000	NR	Series B-1, 2.390% due 7/7/05 (a)(b)	6,995,000
7,970,000	NR	Series F-3, 2.390% due 7/7/05 (a)(b)	7,970,000
		Pennsylvania HFA:
3,500,000	A-1+	AMT Single Family Mortgage, Series-87C, 2.270% due 7/6/05 (a)(b)	3,500,000
8,800,000	A-1+	Single Family Mortgage-87B, 2.270% due 7/6/05 (a)(b)	8,800,000
15,865,000	A-1+	Pennsylvania Intergovernmental COOP Authority, Special Tax Revenue, Philadelphia Funding, AMBAC-Insured, 2.310% due 7/7/05 (b)	15,865,000
10,000,000	A-1+	Pennsylvania State Higher Education Assistance Agency Student Loan Revenue, Series A, 2.330% due 7/6/05 (a)(b)	10,000,000
		Pennsylvania State Higher EFA:
5,500,000	A-1+	Carnegie Mellon University, Series C, 2.290% due 7/1/05 (b)	5,500,000
5,860,000	A-1+	College and Universities Revenue, Pennsylvania College of Optometry, 2.290% due 7/7/05 (b)	5,860,000
18,500,000	A-1+	Philadelphia, PA Gas Works, TECP, 2.350% due 7/7/05	18,500,000
		Philadelphia, PA, Hospitals and Higher EFA:
4,200,000	A-1+	Children’s Hospital Project, Series A, 2.280% due 7/1/05 (b)	4,200,000
3,985,000	A-1+	Children’s Hospital Project, Series B, 2.300% due 7/1/05 (b)	3,985,000
26,050,000	A-1	Temple University, Series A, 2.250% due 7/7/05 (b)	26,050,000
6,315,000	A-1+	Philadelphia, PA, IDR, Chemical Heritage Foundation Project, 2.290% due 7/7/05 (b)	6,315,000
9,515,000	A-1+	West Cornwall Township, PA, Bethlehem School District Project, FSA-Insured, 2.310% due 7/7/05 (b)	9,515,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Pennsylvania (continued)
$6,600,000	A-1+	West Cornwall Township, PA, Municipal Authority, Pennsylvania General Government Loan Program, FSA-Insured, 2.310% due 7/7/05 (b)	$6,600,000

		Total Pennsylvania	341,790,250

Rhode Island — 0.9%
35,700,000	A-1+	Narragansett, RI, Bay Commission, Series A, MBIA-Insured, 2.250% due 7/6/05 (b)	35,700,000
		Rhode Island Health and Education Building Corp.:
23,100,000	A-1+	Catholic School Program, Series A, 2.300% due 7/6/05 (b)	23,100,000
2,390,000	VMIG1(c)	St. George’s School, 2.250% due 7/6/05 (b)	2,390,000
1,375,000	A-1+	Rhode Island State IFC, Matthews Realty LLC, 2.390% due 7/6/05 (b)	1,375,000

		Total Rhode Island	62,565,000

South Carolina — 1.7%
7,300,000	A-1+	Berkeley County, SC, Exempt Facilities Industrial Revenue, BP Amoco Chemical Co. Project, 2.360% due 7/1/05 (a)(b)	7,300,000
4,000,000	A-1	Darlington County, SC, IDR, Nucor Corp. Project, Series A, 2.330% due 7/6/05 (a)(b)	4,000,000
11,400,000	A-1+	Piedmont Municipal Power Agency Electric Revenue, Subseries B-2, AMBAC-Insured, 2.400% due 7/6/05 (b)	11,400,000
2,445,000	Aa2(c)	South Carolina Educational Facilities, Authority for Private Nonprofit Institutions, Presbyterian College Project, 2.290% due 7/7/05 (b)	2,445,000
		South Carolina Jobs EDA:
2,000,000	Aa3(c)	Advanced Automation, Inc. Project, 2.370% due 7/7/05 (a)(b)	2,000,000
6,250,000	VMIG1(c)	Christ Church Episcopal, 2.290% due 7/7/05 (b)	6,250,000
8,035,000	Aa2(c)	Greenville Baptist Project, 2.290% due 7/7/05 (b)	8,035,000
6,700,000	VMIG1(c)	Health Sciences Medical University, 2.290% due 7/7/05 (b)	6,700,000
3,600,000	Aa2(c)	Orders Realty Co. Inc. Project, 2.340% due 7/7/05 (a)(b)	3,600,000
16,600,000	VMIG1(c)	South Carolina Port Authority Munitop, 1998-2007, FSA-Insured, 2.390% due 7/6/05 (a)(b)(f)	16,600,000
		South Carolina Public Services Authority, TECP:
5,000,000	A-1+	2.350% due 8/2/05	5,000,000
1,750,000	A-1+	2.450% due 8/11/05	1,750,000
15,625,000	A-1+	2.540% due 8/11/05	15,625,000
3,500,000	VMIG1(c)	South Carolina State Public Service Authority MERLOTS, Series L, MBIA-Insured PART, 2.320% due 7/6/05 (b)	3,500,000
7,110,000	VMIG1(c)	Union, SC, Hospital District Healthcare Revenue, 2.290% due 7/7/05 (b)	7,110,000
5,300,000	VMIG1(c)	University of South Carolina, School of Medicine, Education Trust Healthcare Facilities, 2.290% due 7/7/05 (b)	5,300,000
2,700,000	A-1	Williamsburg County, SC, IDR, Peddinghuas Project, 2.370% due 7/6/05 (a)(b)	2,700,000

		Total South Carolina	109,315,000

Tennessee — 4.7%
9,700,000	VMIG1(c)	Blount County, TN, HEFA Board Revenue, Asbury Centers, Inc. Project, 2.290% due 7/6/05 (b)	9,700,000
1,200,000	VMIG1(c)	Blount County, TN, Public Building Authority, Local Government Public Improvement, Series A-1G, AMBAC-Insured, 2.260% due 7/1/05	1,200,000
		Clarksville, TN, PBA:
13,100,000	VMIG1(c)	2.290% due 7/7/05 (b)	13,100,000
5,200,000	A-1+	Tennessee Municipal Bond Fund, 2.300% due 7/7/05 (b)	5,200,000
55,000	VMIG1(c)	Tennessee Municipal Bond Fund, 2.300% due 7/7/05 (b)	55,000
4,400,000	VMIG1(c)	Covington, TN, IDR, Charms Co. Project, 2.400% due 7/6/05 (a)(b)	4,400,000
10,000,000	A-1+	Franklin County, TN, HEFA, Board University of the South Project, 2.290% due 7/6/05 (b)	10,000,000
8,100,000	VMIG1(c)	Jefferson County, TN, Health and Education Facilities, Carson Newman College, 2.290% due 7/6/05 (b)	8,100,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Tennessee (continued)
$3,920,000	VMIG1(c)	Knox County, TN, IDB, YMCA of East Tennessee, Inc., Project, 2.290% due 7/6/05 (b)	$3,920,000
8,500,000	A-1+	Memphis, TN, GO, TECP, 2.530% due 9/7/05	8,500,000
14,990,000	NR	Memphis, TN, Center City Financing Corp., MFH, Series 1220, 2.320% due 7/7/05 (b)	14,990,000
		Metropolitan Government Nashville & David County, TN, GO:
3,000,000	VMIG1(c)	Munitops Series 1999-1, FGIC-Insured PART, 2.320% due 7/6/05 (b)	3,000,000
12,500,000	A-1+	TECP, 2.100% due 7/11/05	12,500,000
15,750,000	A1+	Metropolitan Government Nashville & Davidson County, TN Health & Educational Facilities Board Revenue, Ascension Health Credit B-1, 1.650% due 8/3/05	15,750,000
		Metropolitan Government of Nashville GO:
10,000,000	NR	2.100% due 7/13/05	10,000,000
10,000,000	A-1+	2.100% due 7/25/05	10,000,000
6,200,000	A-1+	Metropolitan Nashville and Davidson Counties, TN, IDB, Country Music Hall of Fame, 2.300% due 7/7/05 (b)	6,200,000
		Montgomery County, TN, Public Building Authority:
1,700,000	VMIG1(c)	Loan Pool, 2.300% due 7/7/05 (b)	1,700,000
3,895,000	VMIG1(c)	Pooled Financing, Loan Pool, 2.300% due 7/7/05 (b)	3,895,000
		Pooled Financing, Tennessee County Loan Pool:
35,000	VMIG1(c)	2.280% due 7/1/05 (b)	35,000
39,225,000	VMIG1(c)	2.300% due 7/7/05 (b)	39,225,000
4,585,000	A-1+	2.300% due 7/7/05 (b)	4,585,000
		Sevier County, TN, Public Building Authority, Local Government Improvement:
2,915,000	VMIG1(c)	Series A-3, AMBAC-Insured, 2.300% due 7/7/05 (b)	2,915,000
1,700,000	VMIG1(c)	Series B-11, FSA-Insured, 2.260% due 7/6/05 (b)	1,700,000
2,300,000	VMIG1(c)	Series I-A-2, AMBAC-Insured, 2.260% due 7/6/05 (b)	2,300,000
3,300,000	VMIG1(c)	Series II-B-1, AMBAC-Insured, 2.300% due 7/7/05 (b)	3,300,000
5,600,000	VMIG1(c)	Series II-C-1, AMBAC-Insured, 2.300% due 7/7/05 (b)	5,600,000
3,380,000	VMIG1(c)	Series II-D-2, AMBAC-Insured, 2.300% due 7/7/05 (b)	3,380,000
		Series II-E-1, AMBAC-Insured:
6,795,000	VMIG1(c)	2.300% due 7/7/05 (b)	6,795,000
2,800,000	VMIG1(c)	2.300% due 7/7/05 (b)	2,800,000
3,000,000	VMIG1(c)	Series II-E-6, AMBAC-Insured, 2.300% due 7/7/05 (b)	3,000,000
1,500,000	VMIG1(c)	Series III-A-3, AMBAC-Insured, 2.300% due 7/7/05 (b)	1,500,000
5,435,000	VMIG1(c)	Series III-A-6, AMBAC-Insured, 2.300% due 7/7/05 (b)	5,435,000
4,750,000	VMIG1(c)	Series III-B-2, AMBAC-Insured, 2.300% due 7/7/05 (b)	4,750,000
8,255,000	VMIG1(c)	Series III-D-1, AMBAC-Insured, 2.300% due 7/7/05 (b)	8,255,000
8,400,000	VMIG1(c)	Series III-D-3, AMBAC-Insured, 2.300% due 7/7/05 (b)	8,400,000
5,000,000	VMIG1(c)	Series III-E-2, AMBAC-Insured, 2.300% due 7/7/05 (b)	5,000,000
3,200,000	VMIG1(c)	Series III-G-1, AMBAC-Insured, 2.300% due 7/7/05 (b)	3,200,000
100,000	VMIG1(c)	Series IV-1, FSA-Insured, 2.260% due 7/6/05 (b)	100,000
3,100,000	VMIG1(c)	Series IV-2, FSA-Insured, 2.260% due 7/6/05 (b)	3,100,000
1,000,000	VMIG1(c)	Series IV-B-3, FSA-Insured, 2.260% due 7/6/05 (b)	1,000,000
2,450,000	VMIG1(c)	Series IV-B-7, FSA-Insured, 2.260% due 7/6/05 (b)	2,450,000
		Series IV-E-1, AMBAC-Insured:
2,285,000	VMIG1(c)	2.260% due 7/6/05 (b)	2,285,000
700,000	VMIG1(c)	2.260% due 7/6/05 (b)	700,000
1,215,000	VMIG1(c)	Series IV-E-4, AMBAC-Insured, 2.260% due 7/6/05 (b)	1,215,000
2,000,000	VMIG1(c)	Series IV-H-1, AMBAC-Insured, 2.260% due 7/6/05 (b)	2,000,000
8,465,000	A-1	Shelby County, TN Health Education & Housing Facilities Board, Methodist Healthcare, MSTC, Series 1998-36, Class A, MBIA-Insured, 2.320% due 7/6/05 (b)	8,465,000
9,945,000	NR	Shelby County, TN, Health Education & Housing Facilities Board, MFH, Kirby Parkway Apartments, FHLMC-Insured, 2.300% due 7/7/05 (b)	9,945,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Tennessee (continued)
$5,800,000	NR	Sullivan County, TN, IDB, Microporous Products, 2.390% due 7/7/05 (a)(b)	$5,800,000
10,000,000	A-1+	Tennessee State, GO, Series A, TECP, 2.110% due 7/8/05	10,000,000
11,490,000	VMIG1(c)	Tusculum, TN, Health and Education, Tusculum College Project, 2.290% due 7/6/05 (b)	11,490,000

		Total Tennessee	312,935,000

Texas — 22.6%
		Austin, TX Wastewater MSTC:
15,590,000	A-1	Class A, Series 9009, FSA-Insured, 2.330% due 7/6/05 (b)	15,590,000
18,650,000	A-1	Series 2001-133, Class A, FSA-Insured, 2.300% due 7/6/05 (b)	18,650,000
4,800,000	A-1	Austin, TX, Utilities Systems Revenue, Series 498, FSA-Insured PART, 2.310% due 7/7/05 (b)	4,800,000
5,900,000	VMIG1(c)	Austin, TX, Wastewater PART, Munitops Series 2000-10, MBIA-Insured, 2.330% due 7/6/05 (b)	5,900,000
9,945,000	VMIG1(c)	Austin, TX, Water and Wastewater Systems, MERLOT, Series LLL, MBIA-Insured, 2.320% due 7/6/05 (b)	9,945,000
13,000,000	VMIG1(c)	Barber Hill, TX, ISD, GO, Munitops, Series 1998-24, PSFG PART, 2.330% due 7/6/05 (b)	13,000,000
		Bell County, TX, Health Facilities Development Corp., Scott and White Memorial Hospital:
7,900,000	A-1+	Series 2001-1, MBIA-Insured, 2.300% due 7/1/05 (b)	7,900,000
16,700,000	A-1+	Series B-1, MBIA-Insured, 2.300% due 7/1/05 (b)	16,700,000
20,000,000	A-1+	Brazos River, TX, Harbor Navigation District, BASF Corp. Project, 2.330% due 7/6/05 (a)	20,000,000
7,100,000	A-1+	Brazos, TX, HBR Industrial Development Corp., BASF Corp. Project, 2.280% due 7/6/05	7,100,000
10,000,000	A-1 +	Capital Area Cultural Education Facilities Finance Corp. Texas Revenue, Roman Catholic Diocese, 2.240% due 7/7/05 (b)	10,000,000
30,100,000	A-1+	Carroll, TX, ISD, PSF-GTD-Insured, 2.280% due 7/7/05	30,100,000
10,000,000	VMIG1(c)	Comal, TX, ISD, GO, Munitops Series 1999-9, PSFG PART, 2.330% due 7/6/05 (b)	10,000,000
3,400,000	VMIG1(c)	Crawford, TX, IDR, Franklin Industrials, ACR, 2.340% due 7/6/05 (a)(b)	3,400,000
8,000,000	VMIG1(c)	Dallas, TX Water & Sewer Munitop, Series 1998-19, FSA-Insured, 2.330% due 7/6/05 (b)	8,000,000
		Dallas, TX, Water and Sewer TECP, Series B:
23,149,000	A-1+	2.600% due 8/2/05	23,149,000
5,291,000	A-1+	2.550% due 9/8/05	5,291,000
		Dallas-Fort Worth, TX, International Airport:
6,900,000	A-1+	MBIA-Insured, 2.350% due 7/6/05 (a)(b)	6,900,000
14,900,000	VMIG1(c)	MERLOT, Series 2000-2, FGIC-Insured, 2.370% due 7/6/05 (a)(b)	14,900,000
18,370,000	A-1	Denton, TX ISD GO MSTC, Class A, Series 2001-117, PSFG-Insured, 2.320% due 7/6/05 (b)	18,370,000
6,000,000	A-1+	Duncanville, TX, ISD, GO, MSTC, Series SGA-149, 2.320% due 7/6/05 (b)	6,000,000
3,250,000	VMIG1(c)	Fort Bend County, TX, ISD, GO, Munitops Series 1999-6, PSFG, 2.440% due 7/7/05 (a)(b)(f)	3,250,000
3,000,000	VMIG1(c)	Fort Bend, TX ISD GO Munitop, Series 1999-6, PSF-GTD-Insured, 2.330% due 7/6/05 (b)	3,000,000
9,265,000	VMIG1(c)	Frisco, TX ISD GO Munitop, 2003-31, PSF-GTD-Insured, 2.330% due 7/6/05 (b)	9,265,000
300,000	A-1+	Grand Prairie, TX, HFA, MFH, Lincoln Property Co., 2.300% due 7/6/05 (b)	300,000
		Grand Prairie, TX, Improvement School District, GO:
19,990,000	VMIG1(c)	Munitops, Series 2000-20, PSFG PART, 2.320% due 7/6/05 (b)	19,990,000
51,535,000	AAA	PSFG-Insured, 1.620% due 8/1/05	51,535,000
4,000,000	A-1+	Gulf Coast IDA, Marine Term Revenue, Amoco Oil Co. Project, 2.750% due 12/1/05	4,000,000
5,000,000	A-1	Gulf Coast Waste Disposal Authority, TX, PB Amoco Oil Project, 2.100% due 7/15/05	5,000,000
		Harris County, TX, Health Facilities Development Corp.:
4,140,000	A-1+	IDR, Precision General, Inc., Project, 2.370% due 7/7/05 (a)(b)	4,140,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Texas (continued)
$53,000,000	A-1+	Refunding Bonds, The Methodist Systems, Series B, 2.300% due 7/1/05 (b)	$53,000,000
1,500,000	A-1+	Special Facilities Revenue, Texas Medical Center Project, MBIA-Insured, 2.300% due 7/1/05 (b)	1,500,000
16,270,000	A-1+	Special Facilities, Texas Medical Center Project, MBIA-Insured, 2.300% due 7/1/05 (b)	16,270,000
41,217,000	A-1+	St. Luke’s Episcopal Hospital, Series B, 2.300% due 7/1/05 (b)	41,217,000
		Harris County, TX, Health Facilities Development Corp. Revenue:
500,000	A-1+	St. Luke’s Episcopal Hospital, Series B, 2.300% due 7/1/05 (b)	500,000
7,100,000	VMIG1(c)	Young Mens Christian Association, 2.300% due 7/1/05 (b)	7,100,000
		Harris County, TX, Toll Road, TECP:
4,500,000	A-1	2.500% due 9/9/05	4,500,000
6,760,000	A-1	Senior Lien, Series E, 2.400% due 7/12/05	6,760,000
6,000,000	A-1+	Hockley County, TX, IDC, PCR, BP, Amoco Corp. Project, 2.700% due 1/1/06	6,000,000
25,000,000	A-1+	Hockley County, TX, Industrial Development Corp., Amoco Project Standard Oil Co., 2.100% due 9/1/05	25,000,000
15,000,000	VMIG1(c)	Houston, TX Airport Munitop, 1998-15, FGIC-Insured, 2.390% due 7/6/05 (a)(b)	15,000,000
		Houston, TX, Airport Systems PART:
4,690,000	VMIG1(c)	MERLOT, Series B0-4, FSA-Insured, 2.370% due 7/6/05 (a)	4,690,000
2,995,000	VMIG1(c)	Series 845-X, FSA-Insured, 2.310% due 7/7/05 (b)	2,995,000
		Houston, TX, GO TECP:
		Series B:
2,000,000	A-1+	2.650% due 7/14/05	2,000,000
1,000,000	A-1+	2.700% due 7/14/05	1,000,000
		Series D:
5,000,000	A-1+	2.750% due 7/5/05	5,000,000
10,000,000	A-1+	2.020% due 7/8/05	10,000,000
20,000,000	A-1+	2.020% due 7/13/05	20,000,000
10,000,000	A-1+	2.700% due 7/14/05	10,000,000
10,000,000	A-1+	2.820% due 7/25/05	10,000,000
		Houston, TX, Higher Educational Finance Corp., Rice University TECP:
7,500,000	A-1+	2.670% due 7/7/05	7,500,000
6,300,000	A-1+	2.510% due 8/4/05	6,300,000
9,000,000	A-1+	2.580% due 9/9/05	9,000,000
5,000,000	VMIG1(c)	Houston, TX, Improvement School District, GO, Munitops Series 2000-2011, PSFG PART, 2.380% due 7/6/05	5,000,000
7,320,000	A-1	Houston, TX, ISD, GO, PSFG, PART, Series-PA-466, 2.310% due 7/7/05 (b)	7,320,000
		Houston, TX, Series A GO TECP:
3,000,000	A-1+	2.700% due 7/14/05	3,000,000
2,500,000	A-1+	2.850% due 7/14/05	2,500,000
16,700,000	A-1+	2.820% due 7/25/05	16,700,000
65,000,000	SP-1+	Houston, TX, TRAN, 4.000% due 6/30/06	65,852,950
19,400,000	A-1+	Houston, TX, Water and Sewer PART, Series SGA-73, FGIC-Insured, 2.320% due 7/6/05	19,400,000
6,950,000	A-1	Houston, TX, Water and Sewer Systems Revenue, MERLOTS, Series A-128, 2.320% due 7/6/05	6,950,000
6,300,000	A-1	Jewett, TX, EDC, IDR, Nucor Project, 2.330% due 7/6/05 (a)(b)	6,300,000
7,300,000	A-1+	Katy, TX, ISD, GO, PSFG, 2.280% due 7/7/05 (b)	7,300,000
8,000,000	Aa2(c)	Leon County, TX, IDR, BOC Group, Inc. Project, 2.290% due 7/7/05 (b)	8,000,000
10,290,000	VMIG1(c)	Lewisville, TX ISD Munitop, PSF-GTD-Insured, 2.330% due 7/6/05 (b)	10,290,000
7,000,000	A-1+	Lewisville, TX, ISD, GO, Series SGA 134, PSFG PART, 2.320% due 7/6/05 (b)	7,000,000
		Lower Colorado River Authority TECP, Series A:
7,800,000	A-1	2.800% due 7/13/05	7,800,000
26,000,000	A-1	2.700% due 10/3/05	26,000,000
5,000,000	A-1+	Mansfield, TX, ISD, GO, PSFG, Series SGA 129 PART, 2.320% due 7/6/05 (b)	5,000,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Texas (continued)
		North Central Texas Health Facilities Development Corp. Dallas Methodist Hospital:
		AMBAC-Insured, TECP:
$12,000,000	A-1+	2.780% due 7/5/05	$12,000,000
24,000,000	A-1+	2.580% due 9/2/05	24,000,000
1,850,000	A-1+	Series B, MBIA-Insured, 2.300% due 7/1/05 (b)	1,850,000
11,030,000	VMIG1(c)	North Harris, TX, Montgomery Community College, FGIC-Insured, 2.280% due 7/7/05 (b)	11,030,000
17,000,000	VMIG1(c)	North Texas Higher Education Authority, Student Loan AMT, Series B, AMBAC-Insured, 2.300% due 7/6/05 (a)(b)	17,000,000
10,000,000	A-1+	Northern Texas Higher Education Authority Student Loan Revenue, Series A, 2.300% due 7/6/05 (b)	10,000,000
100,000	VMIG1(c)	Pasadena, TX, ISD, Series B, FSA-Insured, 4.700% due 8/15/05 (b)	100,284
29,900,000	VMIG1(c)	Pasadena, TX, ISD, GO, Series B, FSA-Insured, 4.700% due 9/1/05	30,016,657
26,100,000	AAA	Pasadena, TX, ISD, GO, PSFG, Series A, 2.280% due 7/7/05 (b)	26,100,000
10,130,000	A-1	Pflugerville, TX, ISD, GO, Series 565, PSFG PART, 2.310% due 7/7/05 (b)	10,130,000
5,500,000	A-1+	Plano, TX, Health Facilities Presbyterian Healthcare TECP, 2.500% due 7/11/05	5,500,000
7,715,000	A-1+	Polly Ryon Memorial Hospital Authority, 2.320% due 7/7/05 (b)	7,715,000
15,000,000	A-1+	Port Arthur, TX, Navigation District, BASF Corp. Project, Series A, 2.330% due 7/6/05 (a)(b)	15,000,000
11,215,000	A-1+	Round Rock, TX, ISD, GO, MSTC, Series SGA-133, PSFG, 2.320% due 7/6/05 (b)	11,215,000
24,777,000	VMIG1(c)	San Antonio, TX Electric & Gas Munitop, Series 1998-22, MBIA-Insured, 2.330% due 7/6/05 (b)	24,777,000
3,000,000	A-1+	San Antonio, TX, Educational Facilities Corp., Higher Education, Trinity University, 2.300% due 7/1/05 (b)	3,000,000
		San Antonio, TX, Electric and Gas TECP, Series A:
24,300,000	A-1+	2.150% due 7/8/05	24,300,000
28,700,000	A-1+	2.850% due 7/12/05	28,700,000
9,900,000	NR	San Antonio, TX, Water Systems, Series A, TECP, 2.820% due 7/20/05	9,900,000
14,000,000	A-1+	San Jacinto, TX, College District, AMBAC-Insured, 2.280% due 7/7/05 (b)	14,000,000
5,150,000	VMIG1(c)	Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments, 2.330% due 7/7/05 (a)(b)	5,150,000
2,780,000	VMIG1(c)	Southwest Texas Higher Education Authority, Refunding Southern Methodist Crossover, 2.300% due 7/1/05 (b)	2,780,000
15,700,000	A-1+	Spring Branch, TX, ISD, Ltd. Tax Schoolhouse, PSFG-Insured, 1.750% due 9/9/05	15,700,000
4,030,000	Aa1(c)	Sulphur Springs, TX, IDR, CMH Manufacturing, Inc. Project, 2.400% due 7/7/05 (a)(b)	4,030,000
		Texas State:
4,500,000	A-1+	Mobility Fund, Series B, 2.220% due 7/6/05 (b)	4,500,000
155,600,000	SP-1+	TRAN, 3.000% due 8/31/05	155,900,973
48,485,000	A-1+	Veterans Housing Assistance Fund, Series II-B, 2.290% due 7/6/05 (a)(b)	48,485,000
15,750,000	A-1+	Texas State Department Housing & Community Affairs, MFH, NHP Foundation, FHLMC, 2.350% due 7/6/05 (b)	15,750,000
13,900,000	A-1+	Texas State Department of Housing & Affairs, Single Family Revenue, Refunding, Series B, 2.300% due 7/6/05 (b)	13,900,000
		Texas State GO, Veterans Housing Assistance:
2,875,000	A-1+	Land Series A, 2.330% due 7/6/05 (a)(b)	2,875,000
25,000,000	A-1+	Series II C-2, 2.350% due 7/6/05 (a)(b)	25,000,000
10,000,000	A-1+	Series II-B, 2.330% due 7/6/05 (a)(b)	10,000,000
8,000,000	A-1+	Texas State Public Finance Authority, Series 2003-B, 2.850% due 7/8/05	8,000,000
6,655,000	A-1+	Texas Tech University Revenues, TECP, 2.600% due 8/9/05	6,655,000
7,580,000	VMIG1(c)	Travis County, TX, HFC, MFH, Tanglewood Apartments, 2.300% due 7/6/05 (b)	7,580,000
40,000,000	VMIG1(c)	Tyler, TX, Health Facilities Development Corp. Hospital Revenue, Mother Frances Hospital, Series B, 2.300% due 7/7/05 (b)	40,000,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Texas (continued)
$9,500,000	A-1+	University of Texas, 2.100% due 7/18/05	$9,500,000
5,640,000	VMIG1(c)	Wallis, TX, Higher Education Facilities Corp., St. Mark’s Episcopal School, 2.320% due 7/7/05 (b)	5,640,000
5,245,000	A-1+	West Harris County, TX, Regional Water Authority, Series SGA-148, MBIA-Insured, 2.320% due 7/6/05 (b)	5,245,000

		Total Texas	1,498,944,864

Utah — 2.7%
35,400,000	VMIG1(c)	Central Utah Water Conservancy District, Series B, AMBAC-Insured, 2.270% due 7/6/05 (b)	35,400,000
		Intermountain Power Agency Utilities, TECP:
		Series 2009E, AMBAC-Insured:
5,700,000	A-1+	2.450% due 8/10/05	5,700,000
14,800,000	A-1+	2.500% due 9/13/05	14,800,000
		Series 98B5:
20,000,000	A-1+	2.850% due 7/8/05	20,000,000
13,000,000	A-1+	2.580% due 7/28/05	13,000,000
14,700,000	A-1	Series B-2, 2.450% due 7/1/05	14,700,000
600,000	A-1+	Murray City, UT, Hospital Revenue, IHC Health Services, Inc., Series D, 2.230% due 7/1/05 (b)	600,000
1,235,000	A-1+	Ogden City, UT, IDR, Infiltrator System, Inc. Project, 2.390% due 7/6/05 (a)(b)	1,235,000
5,000,000	VMIG1(c)	Salt Lake City, UT, Rowland Hall, St.Mark’s Project, 2.280% due 7/7/05 (b)	5,000,000
13,100,000	A-1+	Utah County IHC Health Services Inc., Series B, 2.320% due 7/7/05 (b)	13,100,000
30,500,000	A-1+	Utah County, Utah Hospital Revenue, IHC Health Services, Inc., Series C, 2.280% due 7/7/05 (b)	30,500,000
7,900,000	A-1+	Utah State Board of Regents Student Loan Revenue, Series Q, 2.300% due 7/6/05 (a)(b)	7,900,000
		Utah State Board of Regents, Student Loan Revenue:
4,300,000	A-1+	Series C, AMBAC-Insured, 2.300% due 7/6/05 (a)(b)	4,300,000
15,000,000	A-1+	Series L, AMBAC-Insured, 2.300% due 7/6/05 (a)(b)	15,000,000

		Total Utah	181,235,000

Virginia — 0.6%
400,000	Aa2(c)	Alexandria, VA, IDA, IDR, Global Printing Inc. Project, 2.390% due 7/7/05 (a)(b)	400,000
3,900,000	A-1+	Chesapeake, VA, Hospital Authority Facilities Revenue, Chesapeake General Hospital, Series A, 2.290% due 7/6/05 (b)	3,900,000
3,000,000	A-1+	King George County, VA, Garnet of VA, Inc., 2.350% due 7/7/05 (a)(b)	3,000,000
4,100,000	A-1+	Loudoun County, VA, IDA, Howard Hughes Medical, Series A, 2.300% due 7/1/05 (b)	4,100,000
1,800,000	Aa2(c)	Mecklenburg, VA, IDA, Glaize and Brothers LLC, 2.390% due 7/7/05 (a)(b)	1,800,000
6,800,000	VMIG1(c)	Richmond, VA, IDA, Richmond SPCA Project, 2.290% due 7/6/05 (b)	6,800,000
5,980,000	A-1+	Roanoke, VA, IDA, Carilion Health System, Series E, 2.280% due 7/1/05 (b)	5,980,000
3,300,000	NR	Rockbridge County, VA, IDA, Des Champs Project, 2.350% due 7/7/05 (a)(b)	3,300,000
3,065,000	VMIG1(c)	University of Virginia, University Revenue Series, Series 856 PART, 2.310% due 7/7/05 (b)	3,065,000
4,400,000	VMIG1(c)	Virginia Beach, VA, Development Authority, IMS Gear Project, 2.340% due 7/7/05 (a)(b)	4,400,000
2,400,000	A-1+	Virginia Port Authority, Series SGA-111, MBIA-Insured PART, 2.350% due 7/7/05 (a)(b)	2,400,000
2,480,000	Aa2(c)	Virginia Small Business Finance Authority, Ennstone, Inc. Project, 2.340% due 7/7/05 (a)(b)	2,480,000

		Total Virginia	41,625,000

Washington — 2.9%
27,265,000	A-1+	Energy Northwest Electric Revenue Project 3, Series D-3-2, MBIA-Insured, 2.250% due 7/6/05 (b)	27,265,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Washington (continued)
$2,975,000	A-1+	Everett, WA, IDC, Elizabeth A. Lynn Trust Project, 2.400% due 7/7/05 (a)(b)	$2,975,000
3,200,000	A-1+	Everett, WA, Industrial Development Corp., Kimberly-Clark Corp. Project, 2.350% due 7/6/05 (b)	3,200,000
5,680,000	A-1+	King County, WA, Housing Authority, Overlake Project, 2.350% due 7/7/05 (a)(b)	5,680,000
2,130,000	A-1+	Olympia, WA, EDA, Spring Air Northwest Project, 2.400% due 7/7/05 (a)(b)	2,130,000
12,500,000	A-1+	Seattle, WA, Seattle Light and Power, Series 1900, TECP, 2.450% due 8/1/05	12,500,000
7,010,000	A-1+	Washington Public Power Supply System, Nuclear Project No. 1, Series 1A-1, 2.230% due 7/6/05 (b)	7,010,000
5,500,000	A-1+	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue, Waste Management Project, Series C, 2.370% due 7/6/05 (a)(b)	5,500,000
14,265,000	A-1	Washington State GO MSTC, Class A, Series 2001-149, PART, 2.320% due 7/6/05 (b)	14,265,000
14,155,000	VMIG1(c)	Washington State GO Munitop, MBIA-Insured, 2.330% due 7/6/05 (b)	14,155,000
		Washington State Health Care Facilities:
15,000,000	VMIG1(c)	National Healthcare Research and Education, 2.350% due 7/6/05 (b)	15,000,000
4,300,000	A-1+	Providence Services, Series A, MBIA-Insured, 2.300% due 7/1/05 (b)	4,300,000
10,000,000	VMIG1(c)	Washington State HFC, Single Family Program, Series VR-2A, GNMA/FNMA/FHLMC-Insured, 2.300% due 7/7/05 (a)(b)	10,000,000
29,625,000	A-1	Washington State Public Power Supply System, Series 93, 2.230% due 7/6/05 (b)	29,625,000
		Washington State, HFA, MFH:
2,600,000	A-1+	Heatherwood Apartments Project, Series A, 2.450% due 7/1/05 (a)(b)	2,600,000
1,000,000	A-1+	Mill Pointe Apartments Project, Series A, 2.450% due 7/1/05 (a)(b)	1,000,000
7,805,000	A-1+	Regency Park Apartments Project, Series A, 2.450% due 7/1/05 (a)(b)	7,805,000
3,550,000	A-1+	Summer Ridge Apartments Project, Series A, 2.450% due 7/1/05 (a)(b)	3,550,000
		Washington State, HFC, MFH:
5,165,000	VMIG1(c)	Olympic Heights Apartments, FNMA-Insured, 2.300% due 7/7/05 (b)	5,165,000
2,880,000	VMIG1(c)	Valley View Apartments Project, 2.300% due 7/7/05 (b)	2,880,000
7,500,000	VMIG1(c)	Vintage Mountain Vernon Project, Series A, 2.320% due 7/7/05 (a)(b)	7,500,000
		Yakima County, WA, Public Corp.:
4,300,000	P-1(c)	Can-Am Milwork Ltd. Project, 2.430% due 7/6/05 (a)(b)	4,300,000
2,000,000	NR	Longview Fibre Co. Project, 2.450% due 7/6/05 (a)(b)	2,000,000

		Total Washington	190,405,000

West Virginia — 0.0%
1,100,000	A-1+	Marion County, WV, Solid Waste Disposal Facilities, Granttown Project, Series D, 2.320% due 7/6/05 (a)(b)	1,100,000
1,730,000	NR	Putnam County, WV, Solid Waste Disposal, FMC Corp., 2.440% due 7/7/05 (a)(b)	1,730,000

		Total West Virginia	2,830,000

Wisconsin — 2.8%
6,300,000	A-1+	Milwaukee, WI, Revenue Public Museum, 2.350% due 7/6/05 (b)	6,300,000
8,100,000	A-1+	Oneida Tribe Of Indians, HFA, 2.300% due 7/7/05 (b)	8,100,000
11,375,000	A-1+	University of Wisconsin Hospitals and Clinics Authority Revenue, MBIA-Insured, 2.280% due 7/6/05 (b)	11,375,000
		Wisconsin Center District Tax Revenue:
14,455,000	AAA	MSTC, Series 1999-70, Class A, FSA-Insured, 2.320% due 7/6/05 (b)	14,455,000
7,000,000	VMIG1(c)	Series A, 2.280% due 7/6/05 (b)	7,000,000
		Wisconsin HEFA:
12,400,000	VMIG1(c)	Alexian Brothers Healthcare, TECP, 2.110% due 7/11/05	12,400,000
23,000,000	A-1	Fredtert Community Hospital, AMBAC-Insured, 2.230% due 7/7/05 (b)	23,000,000
		Wisconsin Housing & EDA Home Ownership AMT:
4,745,000	A-1+	Series B, 2.330% due 7/6/05 (a)(b)	4,745,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

Face Amount	Rating†	Security	Value
Wisconsin (continued)
		Series C:
$9,175,000	A-1+	2.280% due 7/6/05 (b)	$9,175,000
10,000,000	A-1+	2.330% due 7/7/05 (a)(b)	10,000,000
8,000,000	A-1+	Series E, 2.330% due 7/6/05 (a)(b)	8,000,000
		Series I, FSA-Insured:
17,020,000	A-1+	2.300% due 7/6/05 (a)(b)	17,020,000
4,335,000	A-1+	2.300% due 7/6/05 (a)(b)	4,335,000
		Wisconsin School Districts Cash Flow Management Program, COP:
7,025,000	Mig1(c)	Series A-1, 3.000% due 9/20/05	7,045,229
7,600,000	Mig1(c)	Series A-2, 3.000% due 9/20/05	7,621,884
17,325,000	A-1+	Wisconsin State GO, Series A, TECP, 2.450% due 8/9/05	17,325,000
7,455,000	A-1+	Wisconsin State IDR, 2.540% due 8/11/05	7,455,000
13,000,000	A-1+	Wisconsin State Transportation Revenue TECP, 2.550% due 9/8/05	13,000,000

		Total Wisconsin	188,352,113

Wyoming — 0.1%
4,800,000	A-1+	Carbon County, WY, PCR, BP Amoco Project, 2.700% due 11/1/05	4,800,000
4,600,000	A-1+	County of Sweetwater, WY, Pacificorp Project, 2.340% due 7/6/05 (a)(b)	4,600,000

		Total Wyoming	9,400,000

		TOTAL INVESTMENTS — 104.5% (Cost — $6,950,065,191#)	6,950,065,191
		Liabilities in Excess of Other Assets — (4.5%)	(301,077,343)

		TOTAL NET ASSETS — 100.0%	$6,648,987,848

#	Aggregate cost for Federal income tax purposes is substantially the same.

†	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(b)	Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(c)	Rating by Moody’s Investors Service.

(d)	Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Rating by Fitch Rating Service.

(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	Bonds are escrowed to maturity by U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

Abbreviations	used in this schedule:

AMBAC	- Ambac Assurance Corporation
BAN	- Bond Anticipation Notes
CDA	- Community Development Authority
COP	- Certificate of Participation
CTFS	- Certificates
DFA	- Development Finance Agency
EDA	- Economic Development Authority
EDR	- Economic Development Revenue
EFA	- Educational Facilities Authority
FGIC	- Financial Guaranty Insurance Company
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance
GNMA	- Government National Mortgage Association
GO	- General Obligation
HEFA	- Health & Educational Facilities Authority
HFA	- Housing Finance Authority
IDA	- Industrial Development Authority

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	June 30, 2005

IDB	- Industrial Development Board
IDR	- Industrial Development Revenue
IFA	- Industrial Finance Agency
ISD	- Independent School District
LOC	- Letter of Credit
MBIA	- Municipal Bond Investors Assurance Corporation
MERLOT	- Municipal Exempt Receipts Liquidity Optional Tender
MFH	- Multi-Family Housing
MSTC	- Municipal Securities Trust Certificates
PART	- Partnership Structure
PCR	- Pollution Control Revenue
PSFG	- Permanent School Fund Guaranty
Q-SBLF	- Qualified-School Bond Loan Fund
RAN	- Revenue Anticipation Notes
SPA	- Standby Bond Purchase Agreement
TAN	- Tax Anticipation Notes
TECP	- Tax Exempt Commercial Paper
TFA	- Transitional Finance Authority
TRAN	- Tax and Revenue Anticipation Notes
XLCA	- XL Capital Assurance

See Notes to Schedule of Investments.

Summary of Investments

As a Percent of Total Investments

General Obligation	27.3%
Education	16.2%
Hospitals	14.5%
Development	13.0%
Multi-Family Housing	6.1%
Transportation	5.8%
Utilities	5.4%
Water	3.9%
Public Facilities	3.8%
Pollution	2.0%
Prerefunded	1.1%
Single-Family Housing	0.6%
Escrowed to Maturity	0.3%

100.0%

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “BBB” may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds that are rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds that are rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A	—

Bonds that are rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds that are rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Baa”, where 1 is the highest and 3 the lowest rating within its generic category.

Aaa	—	Bonds that are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds that are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds that are rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds that are rated “Baa” are considered as medium grade obligations, i.e., they are neither highly processed nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Fitch Ratings (“Fitch”) — Rating “AAA” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

AAA	—	Bonds rated “AAA” by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is highly unlikely to be adversely affected by foreseeable events.

Short-Term Security Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit features are denoted with a plus (+) sign.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Municipal Money Market Fund, Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Municipal Money Market Fund, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date August 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date August 29, 2005

By	/s/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date August 29, 2005